UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY    14450

(Address of principal executive offices) (Zip code)

James Mikolaichik        290 Woodcliff Drive, Fairport, NY    14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:    585-325-6880

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2016

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.3%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Accor S.A. (France)[1]	57,150	$2,417,538

Financials - 95.8%
Real Estate Management & Development - 1.4%
CBRE Group, Inc. - Class A*	58,850	1,696,057
First Capital Realty, Inc. (Canada)	123,580	1,962,055

		3,658,112

REITS - Apartments - 14.9%
American Campus Communities, Inc.	85,810	4,040,793
American Homes 4 Rent - Class A	165,060	2,624,454
Apartment Investment & Management Co. - Class A	129,240	5,404,817
AvalonBay Communities, Inc.	50,470	9,599,394
Education Realty Trust, Inc.	92,520	3,848,832
Equity Residential	57,620	4,323,229
Mid-America Apartment Communities, Inc.	74,280	7,592,159
UDR, Inc.	90,860	3,500,836

		40,934,514

REITS - Diversified - 15.9%
CatchMark Timber Trust, Inc. - Class A	262,070	2,838,218
CoreSite Realty Corp.	24,220	1,695,642
Crown Castle International Corp.	29,110	2,518,015
Digital Realty Trust, Inc.	19,070	1,687,504
Equinix, Inc.	17,170	5,678,291
Forest City Realty Trust, Inc. - Class A	248,840	5,248,036
Lamar Advertising Co. - Class A	47,270	2,907,105
NorthStar Realty Finance Corp.	268,170	3,518,390
Outfront Media, Inc.	182,275	3,846,002
Vornado Realty Trust	48,050	4,537,361
Weyerhaeuser Co.	296,650	9,190,217

		43,664,781

REITS - Health Care - 10.0%
Community Healthcare Trust, Inc.	254,140	4,699,049
Healthcare Realty Trust, Inc.	94,160	2,908,602
Healthcare Trust of America, Inc. - Class A	150,100	4,415,942
Physicians Realty Trust	343,270	6,377,957
Ventas, Inc.	71,680	4,512,973
Welltower, Inc.	64,400	4,465,496

		27,380,019

REITS - Hotels - 5.1%
Chesapeake Lodging Trust	202,460	5,357,092
Host Hotels & Resorts, Inc.	155,790	2,601,693

1

Investment Portfolio - March 31, 2016

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Hotels (continued)
LaSalle Hotel Properties	157,770	$3,993,159
Pebblebrook Hotel Trust	72,834	2,117,284

		14,069,228

REITS - Industrial - 7.6%
DCT Industrial Trust, Inc.	70,510	2,783,030
Prologis, Inc.	228,920	10,113,686
Rexford Industrial Realty, Inc.	222,880	4,047,501
Terreno Realty Corp.	170,280	3,993,066

		20,937,283

REITS - Manufactured Homes - 1.1%
Equity LifeStyle Properties, Inc.	42,630	3,100,480

REITS - Office Property - 8.0%
Alexandria Real Estate Equities, Inc.	54,900	4,989,861
Boston Properties, Inc.	39,120	4,971,370
Columbia Property Trust, Inc.	111,530	2,452,545
Douglas Emmett, Inc.	148,330	4,466,216
Paramount Group, Inc.	320,840	5,117,398

		21,997,390

REITS - Regional Malls - 10.9%
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	1,905,315	1,891,293
General Growth Properties, Inc.	187,920	5,586,862
Simon Property Group, Inc.	74,330	15,437,598
Tanger Factory Outlet Centers, Inc.	79,170	2,880,996
Taubman Centers, Inc.	57,710	4,110,683

		29,907,432

REITS - Shopping Centers - 10.8%
Brixmor Property Group, Inc.	108,460	2,778,745
DDR Corp.	233,580	4,155,388
Equity One, Inc.	159,690	4,576,715
Kite Realty Group Trust	105,137	2,913,346
Retail Opportunity Investments Corp.	219,160	4,409,499
Retail Properties of America, Inc. - Class A	170,830	2,707,655
Urban Edge Properties	210,050	5,427,692
Westfield Corp. (Australia)[1]	345,270	2,643,623

		29,612,663

REITS - Single Tenant - 3.0%
Agree Realty Corp.	144,110	5,543,912
STORE Capital Corp.	103,560	2,680,133

		8,224,045

2

Investment Portfolio - March 31, 2016

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Storage - 7.1%
CubeSmart	188,030	$6,261,399
Extra Space Storage, Inc.	23,450	2,191,637
Public Storage	18,360	5,064,239
Sovran Self Storage, Inc.	50,901	6,003,773

		19,521,048

Total Financials		263,006,995

Health Care - 1.1%
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc.*	180,180	2,861,258

Information Technology - 1.5%
IT Services - 1.5%
InterXion Holding N.V. - ADR (Netherlands)*	120,890	4,180,376

Utilities - 0.0%#
Electric Utilities - 0.0%#
Prime AET&D Holdings No.1 Ltd. (Australia)[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $233,324,114)		272,466,167

SHORT-TERM INVESTMENT - 1.2%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.30%
(Identified Cost $3,327,744)	3,327,744	3,327,744

TOTAL INVESTMENTS - 100.5% (Identified Cost $236,651,858)		275,793,911
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(1,267,821)

NET ASSETS - 100%		$274,526,090

ADR - American Depositary Receipt

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security.

#Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of March 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

3

Investment Portfolio - March 31, 2016

(unaudited)

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$237,286,677
Unrealized appreciation	44,918,838
Unrealized depreciation	(6,411,604)

Net unrealized appreciation	$38,507,234

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$2,417,538	$—	$2,417,538	$—
Financials	263,006,995	260,363,372	2,643,623	—
Health Care	2,861,258	2,861,258	—	—
Information Technology	4,180,376	4,180,376	—	—
Utilities	—	—	—	—	*
Mutual fund	3,327,744	3,327,744	—	—

Total assets	$275,793,911	$270,732,750	$5,061,161	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of September 30, 2015. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the three months ended March 31, 2016.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2016

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 95.2%
Consumer Discretionary - 10.1%
Diversified Consumer Services - 1.9%
Fu Shou Yuan International Group Ltd. (China)[1]	13,236,000	$9,480,787

Internet & Catalog Retail - 4.2%
ASOS plc (United Kingdom)*[1]	156,760	7,306,493
Rakuten, Inc. (Japan)[1]	1,399,690	13,511,156

		20,817,649

Leisure Products - 1.0%
Shimano, Inc. (Japan)[1]	29,500	4,626,393

Media - 1.0%
Surya Citra Media Tbk PT (Indonesia)[1]	21,212,500	5,017,855

Textiles, Apparel & Luxury Goods - 2.0%
Kering (France)[1]	56,130	10,021,633

Total Consumer Discretionary		49,964,317

Consumer Staples - 26.8%
Beverages - 6.7%
Ambev S.A. - ADR (Brazil)	1,441,970	7,469,405
Diageo plc (United Kingdom)[1]	460,340	12,412,594
Treasury Wine Estates Ltd. (Australia)[1]	1,767,994	13,054,821

		32,936,820

Food & Staples Retailing - 2.1%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	1,750,700	10,569,014

Food Products - 10.8%
Adecoagro S.A. (Luxembourg)*	648,600	7,491,330
Danone S.A. (France)[1]	96,692	6,860,530
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	2,604,000	7,703,264
Nestle S.A. (Switzerland)[1]	105,220	7,851,597
Sao Martinho S.A. (Brazil)	386,750	5,146,771
Suedzucker AG (Germany)[1]	731,487	12,871,662
Universal Robina Corp. (Philippines)[1]	1,172,830	5,522,239

		53,447,393

Household Products - 1.3%
Pigeon Corp. (Japan)[1]	242,500	6,318,813

Personal Products - 3.9%
Unilever plc - ADR (United Kingdom)	420,230	18,985,991

Tobacco - 2.0%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	3,593,479
Swedish Match AB (Sweden)[1]	191,000	6,474,534

		10,068,013

Total Consumer Staples		132,326,044

1

Investment Portfolio - March 31, 2016

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 5.0%
Energy Equipment & Services - 1.0%
Spectrum ASA (Norway)[1]	578,475	$1,887,540
TGS Nopec Geophysical Co. ASA (Norway)[1]	200,000	3,048,773

		4,936,313

Oil, Gas & Consumable Fuels - 4.0%
Galp Energia SGPS S.A. (Portugal)[1]	1,050,040	13,185,246
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	2,151,917
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	4,317,898

		19,655,061

Total Energy		24,591,374

Financials - 2.6%
Banks - 0.5%
IDFC Bank Ltd. (India)*[1]	3,023,300	2,200,031

Diversified Financial Services - 0.4%
IDFC Ltd. (India)[1]	3,023,300	1,846,054

Real Estate Investment Trusts (REITS) - 1.7%
alstria office REIT AG (Germany)[1]	595,480	8,579,171

Total Financials		12,625,256

Health Care - 6.0%
Health Care Providers & Services - 2.8%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	200,000	8,816,000
Odontoprev S.A. (Brazil)	1,618,760	5,141,279

		13,957,279

Pharmaceuticals - 3.2%
AstraZeneca plc - ADR (United Kingdom)	308,740	8,694,118
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,501,667
Novartis AG - ADR (Switzerland)	49,000	3,549,560

		15,745,345

Total Health Care		29,702,624

Industrials - 21.3%
Commercial Services & Supplies - 0.5%
China Everbright International Ltd. (Hong Kong)[1]	2,245,000	2,507,059

Construction & Engineering - 2.2%
Larsen & Toubro Ltd. (India)[1]	591,285	10,861,939

Electrical Equipment - 1.4%
Bharat Heavy Electricals Ltd. (India)[1]	2,049,250	3,521,438
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	3,329,430

		6,850,868

2

Investment Portfolio - March 31, 2016

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Industrial Conglomerates - 3.6%
Siemens AG (Germany)[1]	167,570	$17,722,365

Machinery - 10.2%
Alstom S.A. (France)*[1]	272,440	6,952,854
ANDRITZ AG (Austria)[1]	156,920	8,596,728
FANUC Corp. (Japan)[1]	37,540	5,813,766
GEA Group AG (Germany)[1]	322,720	15,745,864
Jain Irrigation Systems Ltd. (India)[1]	4,464,000	4,063,600
SMC Corp. (Japan)[1]	40,800	9,454,506

		50,627,318

Professional Services - 3.4%
Applus Services S.A. (Spain)[1]	621,990	5,513,940
Bureau Veritas S.A. (France)[1]	255,990	5,691,543
Intertek Group plc (United Kingdom)[1]	118,610	5,385,440

		16,590,923

Total Industrials		105,160,472

Information Technology - 16.2%
Electronic Equipment, Instruments & Components - 7.0%
Hitachi Ltd. (Japan)[1]	2,677,660	12,549,791
Keyence Corp. (Japan)[1]	19,409	10,585,129
PAX Global Technology Ltd. (Hong Kong)[1]	11,264,000	11,267,543

		34,402,463

Semiconductors & Semiconductor Equipment - 1.0%
MediaTek, Inc. (Taiwan)[1]	653,830	5,015,446

Software - 4.5%
SAP SE (Germany)[1]	211,100	16,986,916
Totvs S.A. (Brazil)	721,250	5,371,789

		22,358,705

Technology Hardware, Storage & Peripherals - 3.7%
Samsung Electronics Co. Ltd. (South Korea)[1]	15,880	18,224,000

Total Information Technology		80,000,614

Materials - 2.5%
Chemicals - 2.5%
Givaudan S.A. (Switzerland)[1]	3,400	6,663,323
Symrise AG (Germany)[1]	87,320	5,846,260

Total Materials		12,509,583

Telecommunication Services - 3.7%
Diversified Telecommunication Services - 3.7%
Bharti Infratel Ltd. (India)[1]	1,759,490	10,147,961

3

Investment Portfolio - March 31, 2016

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Telefonica S.A. - ADR (Spain)	727,200	$8,093,736

Total Telecommunication Services		18,241,697

Utilities - 1.0%
Electric Utilities - 1.0%
Power Grid Corp. of India Ltd. (India)[1]	2,395,870	5,030,404

TOTAL COMMON STOCKS (Identified Cost $479,758,336)		470,152,385

SHORT-TERM INVESTMENT - 4.4%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.30%,
(Identified Cost $21,801,704)	21,801,704	21,801,704

TOTAL INVESTMENTS - 99.6%
(Identified Cost $501,560,040)		491,954,089
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,780,984

NET ASSETS - 100%		$493,735,073

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany 17.5%; Japan 12.7%; United Kingdom 11.4%;.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$501,560,040
Unrealized appreciation	56,696,841
Unrealized depreciation	(66,302,792)

Net unrealized depreciation	$(9,605,951)

4

Investment Portfolio - March 31, 2016

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$49,964,317	$—	$49,964,317	$—
Consumer Staples	132,326,044	46,796,761	85,529,283	—
Energy	24,591,374	4,317,898	20,273,476	—
Financials	12,625,256	—	12,625,256	—
Health Care	29,702,624	26,200,957	3,501,667	—
Industrials	105,160,472	—	105,160,472	—
Information Technology	80,000,614	5,371,789	74,628,825	—
Materials	12,509,583	—	12,509,583	—
Telecommunication Services	18,241,697	8,093,736	10,147,961	—
Utilities	5,030,404	—	5,030,404	—
Mutual fund	21,801,704	21,801,704	—	—

Total assets	$491,954,089	$112,582,845	$379,371,244	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2016

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 97.8%
Consumer Discretionary - 18.6%
Diversified Consumer Services - 2.7%
Kroton Educacional S.A. (Brazil)	12,180,963	$38,890,731

Hotels, Restaurants & Leisure - 2.8%
Accor S.A. (France)[1]	979,048	41,415,317

Media - 7.7%
ITV plc (United Kingdom)[1]	13,656,902	47,191,573
Liberty Global plc - Class A - ADR (United Kingdom)*	1,369,430	52,723,055
Modern Times Group MTG AB - Class B (Sweden)[1]	432,056	12,927,352

		112,841,980

Specialty Retail - 2.3%
Kingfisher plc (United Kingdom)[1]	6,092,960	32,862,841

Textiles, Apparel & Luxury Goods - 3.1%
lululemon athletica, Inc.*	661,990	44,823,343

Total Consumer Discretionary		270,834,212

Consumer Staples - 27.4%
Beverages - 11.5%
Ambev S.A. - ADR (Brazil)	8,471,746	43,883,644
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	360,400	44,775,044
Diageo plc (United Kingdom)[1]	1,693,830	45,672,382
Remy Cointreau S.A. (France)[1]	109,960	8,339,099
SABMiller plc (United Kingdom)[1]	401,690	24,534,285

		167,204,454

Food & Staples Retailing - 1.5%
Tesco plc (United Kingdom)*[1]	7,923,570	21,761,902

Food Products - 4.9%
Danone S.A. (France)[1]	508,130	36,053,044
Nestle S.A. (Switzerland)[1]	473,830	35,357,559

		71,410,603

Personal Products - 5.2%
Beiersdorf AG (Germany)[1]	167,216	15,061,867
Unilever plc - ADR (United Kingdom)	1,350,120	60,998,422

		76,060,289

Tobacco - 4.3%
Japan Tobacco, Inc. (Japan)[1]	1,176,000	48,948,242
Swedish Match AB (Sweden)[1]	425,801	14,433,839

		63,382,081

Total Consumer Staples		399,819,329

1

Investment Portfolio - March 31, 2016

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 6.2%
Energy Equipment & Services - 3.2%
Schlumberger Ltd.	636,040	$46,907,950

Oil, Gas & Consumable Fuels - 3.0%
Cameco Corp. (Canada)	3,352,130	43,041,349

Total Energy		89,949,299

Health Care - 14.2%
Health Care Equipment & Supplies - 4.6%
Medtronic plc	658,600	49,395,000
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	28,592,000	18,234,655

		67,629,655

Health Care Providers & Services - 3.7%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	614,650	54,228,184

Life Sciences Tools & Services - 1.8%
QIAGEN N.V.*[1]	620,180	13,790,612
QIAGEN N.V. - ADR*	555,222	12,403,660

		26,194,272

Pharmaceuticals - 4.1%
Novartis AG - ADR (Switzerland)	623,210	45,145,332
Perrigo Co. plc	110,690	14,160,572

		59,305,904

Total Health Care		207,358,015

Industrials - 7.0%
Aerospace & Defense - 0.6%
Safran S.A. (France)[1]	118,255	8,254,213

Airlines - 0.9%
Ryanair Holdings plc - ADR (Ireland)	158,508	13,603,157

Machinery - 2.6%
Sulzer AG (Switzerland)[1]	196,030	19,438,780
The Weir Group plc (United Kingdom)[1]	1,200,120	19,068,643

		38,507,423

Marine - 0.1%
D/S Norden A/S (Denmark)*[1]	27,587	401,795
Star Bulk Carriers Corp. (Greece)*	740,007	555,005

		956,800

Trading Companies & Distributors - 2.8%
Brenntag AG (Germany)[1]	707,878	40,336,936

Total Industrials		101,658,529

2

Investment Portfolio - March 31, 2016

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology - 18.2%
Internet Software & Services - 11.1%
Alibaba Group Holding Ltd. - ADR (China)*	703,570	$55,603,137
Baidu, Inc. - ADR (China)*	267,410	51,043,221
Tencent Holdings Ltd. - Class H (China)[1]	2,656,295	54,306,273

		160,952,631

IT Services - 3.7%
Amdocs Ltd. - ADR	889,677	53,754,284

Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co. Ltd. (South Korea)[1]	43,290	49,679,910

Total Information Technology		264,386,825

Materials - 2.9%
Chemicals - 0.9%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	605,086	12,434,517

Metals & Mining - 2.0%
Alumina Ltd. (Australia)[1]	14,746,746	14,670,093
Norsk Hydro ASA (Norway)[1]	3,692,846	15,172,130

		29,842,223

Total Materials		42,276,740

Telecommunication Services - 3.3%
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	3,125,865	48,544,683

TOTAL COMMON STOCKS
(Identified Cost $1,471,939,181)		1,424,827,632

SHORT-TERM INVESTMENT - 1.5%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.30%, (Identified Cost $21,687,036)	21,687,036	21,687,036

TOTAL INVESTMENTS - 99.3% (Identified Cost $1,493,626,217)		1,446,514,668
OTHER ASSETS, LESS LIABILITIES - 0.7%		10,703,016

NET ASSETS - 100%		$1,457,217,684

3

Investment Portfolio - March 31, 2016

(unaudited)

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 20.9%; United States 16.1%; China 12.3%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,529,099,577
Unrealized appreciation	79,324,121
Unrealized depreciation	(161,909,030)

Net unrealized depreciation	$(82,584,909)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$270,834,212	$136,437,129	$134,397,083	$—
Consumer Staples	399,819,329	104,882,066	294,937,263	—
Energy	89,949,299	89,949,299	—	—
Health Care	207,358,015	121,104,564	86,253,451	—
Industrials	101,658,529	14,158,162	87,500,367	—
Information Technology	264,386,825	160,400,642	103,986,183	—
Materials	42,276,740	12,434,517	29,842,223	—
Telecommunication Services	48,544,683	48,544,683	—	—
Mutual fund	21,687,036	21,687,036	—	—

Total assets	$1,446,514,668	$709,598,098	$736,916,570	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

4

Investment Portfolio - March 31, 2016

(unaudited)

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 95.1%
Akron, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa3		$100,000	$103,736
Akron, Various Purposes Impt., Series A, G.O. Bond	1.250%	12/1/2017	AA	[2]	350,000	353,080
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	AA	[2]	100,000	107,042
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2018	AA	[2]	225,000	249,145
Akron, Various Purposes Impt., Series C, G.O. Bond	3.000%	12/1/2017	AA	[2]	300,000	311,208
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1		720,000	800,467
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1		200,000	238,476
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	108,970
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Series A, Revenue Bond, AGC	4.500%	2/15/2018	A1		100,000	106,716
Barberton City School District, G.O. Bond	4.000%	12/1/2019	AA	[2]	625,000	693,963
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2		150,000	167,984
Beavercreek City School District, G.O. Bond	5.000%	12/1/2023	Aa1		500,000	622,555
Butler County Sewer System, Revenue Bond, AGM	5.000%	12/1/2017	Aa3		750,000	801,780
Butler County, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2		5,000	5,148
Butler County, Unrefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2		95,000	97,743
Centerville City School District, School Impt., G.O. Bond	3.000%	12/1/2016	Aa1		100,000	101,566
Cincinnati City School District, School Impt., G.O. Bond	4.500%	6/1/2018	Aa2		350,000	377,836
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2		400,000	443,484
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		110,000	113,259
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2016	Aaa		150,000	154,526
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2018	Aaa		230,000	255,410
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2018	Aaa		120,000	133,258
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	4.250%	12/1/2019	Aaa		200,000	224,020
Cincinnati, Public Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa2		500,000	534,835
Cincinnati, Public Impt., Series B, G.O. Bond	4.250%	12/1/2017	Aa2		140,000	143,314
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	4.250%	12/1/2017	Aa2		150,000	158,592
Cleveland Department of Public Utilities Division of Public Power, Prerefunded Balance, Series A-1, Revenue Bond, NATL	5.000%	11/15/2018	A3		1,000,000	1,027,650
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1		370,000	411,536

1

Investment Portfolio - March 31, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1	$1,000,000	$1,203,100
Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	235,000	261,043
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	245,513
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2017	Aa2	265,000	272,889
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2018	Aa2	125,000	128,721
Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	567,455
Columbus, Various Purposes Impt., Series 2, G.O. Bond	4.000%	2/15/2017	Aaa	100,000	103,006
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/15/2016	Aaa	105,000	108,353
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa	100,000	109,980
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa1	250,000	277,130
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	432,888
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2017	Aa1	280,000	285,628
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa1	185,000	190,678
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa1	85,000	88,203
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa1	500,000	632,770
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa1	395,000	463,995
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2021	Aa1	155,000	161,468
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2022	Aa1	170,000	176,322
Dayton, Water Utility Impt., Revenue Bond	2.000%	12/1/2021	Aa2	245,000	253,215
Dayton, Water Utility Impt., Revenue Bond	2.250%	12/1/2022	Aa2	200,000	208,314
Dayton, Water Utility Impt., Revenue Bond	2.500%	12/1/2023	Aa2	200,000	211,304
Delaware County Sanitary Sewer System, Revenue Bond, AGM	4.500%	12/1/2019	Aa2	150,000	156,542
Delaware County Sanitary Sewer System, Sewer Impt., Revenue Bond	1.000%	12/1/2016	Aa2	255,000	255,913
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1	305,000	331,114
Dublin City School District, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa1	400,000	428,420
Dublin, Various Purposes Impt., G.O. Bond	3.500%	12/1/2035	Aaa	450,000	469,206
Fairfield City School District, G.O. Bond	3.000%	12/1/2016	Aa3	330,000	335,168
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	233,842
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2	300,000	308,484
Franklin County, G.O. Bond	4.000%	6/1/2017	Aaa	1,145,000	1,190,914

2

Investment Portfolio - March 31, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa		$275,000	$351,835
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	110,937
Franklin County, Various Purposes Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2027	Aaa		500,000	535,325
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1		300,000	351,963
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1		375,000	443,475
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1		500,000	627,565
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	4.000%	12/1/2017	Aa1		350,000	368,004
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1		350,000	387,002
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	117,109
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA	[2]	200,000	215,820
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	587,335
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2		570,000	719,785
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2		150,000	162,333
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	587,335
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	2.000%	12/1/2016	Aa2		200,000	202,004
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2		500,000	600,890
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2		320,000	376,461
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1		500,000	554,540
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1		100,000	105,185
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1		300,000	341,328
Huber Heights, Various Purposes Impt., G.O. Bond, AGM	5.000%	6/1/2017	Aa3		115,000	120,813
Independence, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa1		100,000	103,409
Ironton City School District, School Impt., Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2028	A3		200,000	204,914
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1		100,000	101,759
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1		175,000	199,379

3

Investment Portfolio - March 31, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2017	AA	[2]	$200,000	$210,294
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA	[2]	335,000	360,761
Miami County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2018	Aa2		200,000	221,630
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1		100,000	104,901
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3		100,000	107,698
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3		230,000	250,169
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aaa		340,000	370,110
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa2		200,000	220,314
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1		750,000	903,022
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2018	Aa3		275,000	296,835
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3		375,000	418,950
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	A1		400,000	486,068
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		260,000	294,151
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2016	WR	[3]	400,000	411,852
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa		500,000	595,775
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	153,857
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		300,000	328,371
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		5,000	5,082
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		150,000	160,684
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	12/1/2017	Aaa		125,000	133,904
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa		450,000	522,837
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	9/1/2025	Aa1		350,000	446,957
Ohio State, School Impt., Series B, G.O. Bond	5.000%	6/15/2024	Aa1		1,150,000	1,405,599
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	598,510
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2		650,000	721,565
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2		350,000	400,607

4

Investment Portfolio - March 31, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1		$100,000	$114,280
Olentangy Local School District, School Impt., Series A, G.O. Bond	4.300%	12/1/2016	Aa1		150,000	153,573
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1		150,000	166,068
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1		115,000	125,158
Oregon City School District, School Impt., G.O. Bond	4.000%	12/1/2017	Aa3		100,000	105,144
Portage County, Limited Tax, Various Purposes Impt., G.O. Bond	4.000%	12/1/2017	AA	[2]	250,000	263,822
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA	[2]	140,000	144,134
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3		200,000	221,990
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa2		100,000	106,302
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	110,489
Summit County, Series A, G.O. Bond, NATL	4.750%	12/1/2019	Aa1		120,000	123,535
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	116,153
Sylvania City School District, School Impt., Prerefunded Balance, G.O. Bond, AGC	5.000%	12/1/2020	A1		150,000	157,585
Sylvania City School District, School Impt., Prerefunded Balance, G.O. Bond, AGC	5.000%	12/1/2025	A1		270,000	283,654
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		500,000	552,865
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		500,000	569,965
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2		275,000	311,539
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1		100,000	103,261
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa		535,000	637,436
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	117,891
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1		400,000	433,404

TOTAL MUNICIPAL BONDS (Identified Cost $41,606,996)						42,464,133

SHORT-TERM INVESTMENT - 4.2%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $1,877,824)	0.01%[4]				1,877,824	1,877,824

TOTAL INVESTMENTS - 99.3% (Identified Cost $43,484,820)						44,341,957
OTHER ASSETS, LESS LIABILITIES - 0.7%						325,613

NET ASSETS - 100%						$44,667,570

5

Investment Portfolio - March 31, 2016

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2016, there is no rating available (unaudited).

4Rate shown is the current yield as of March 31, 2016.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$43,484,820
Unrealized appreciation	863,856
Unrealized depreciation	(6,719)

Net unrealized appreciation	$857,137

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$42,464,133	$—	$42,464,133	$—
Mutual fund	1,877,824	1,877,824	—	—

Total assets	$44,341,957	$1,877,824	$42,464,133	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

6

Investment Portfolio - March 31, 2016

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 97.8%
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa3		$500,000	$596,735

ARIZONA - 3.3%
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		1,050,000	1,299,134
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2		1,200,000	1,508,856
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,127,920
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,622,292
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,486,167
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1		1,715,000	1,812,018
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	469,868
Tucson Water System, Series A, Revenue Bond	5.000%	7/1/2018	Aa2		1,400,000	1,529,850
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	533,066

						11,389,171

COLORADO - 2.2%
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,716,630
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,784,593
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2		1,500,000	1,698,195
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2		1,210,000	1,318,247

						7,517,665

CONNECTICUT - 0.1%
Connecticut Municipal Electric Energy Cooperative, Series A, Revenue Bond	4.000%	1/1/2017	Aa3		420,000	430,634

DELAWARE - 0.6%
Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1		2,000,000	2,215,280

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA - 0.4%
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	$1,000,000	$1,220,840

FLORIDA - 8.3%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,755,000	1,829,745
Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	1,010,000	1,145,340
Florida Municipal Power Agency, St. Lucie Project, Series A, Revenue Bond	5.000%	10/1/2018	A2	1,065,000	1,168,806
Florida Municipal Power Agency, Stanton II Project, Swap Termination, Series A, Revenue Bond	4.000%	10/1/2017	A1	635,000	665,531
Florida’s Turnpike Enterprise, Series A, Revenue Bond	5.000%	7/1/2017	Aa2	1,000,000	1,054,060
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa2	920,000	1,038,634
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,804,050
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	892,733
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,274,480
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,705,860
Miami-Dade County Expressway Authority, Swap Termination, Series A, Revenue Bond, AGM	4.000%	7/1/2018	A2	1,000,000	1,066,570
Miami-Dade County, Transit System Sales Surtax, Transit Impt., Series A, Revenue Bond, AGC	4.000%	7/1/2017	A1	1,465,000	1,525,050
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,472,420
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	574,585
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,520,869
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2	400,000	419,660
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2	675,000	736,655
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	563,275
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A2	1,165,000	1,347,614
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2017	A1	1,730,000	1,831,274
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2018	A1	400,000	438,268
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	607,250

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
South Miami Health Facilities Authority, Baptist Health South Florida Group, Revenue Bond	5.000%	8/15/2018	Aa3		$500,000	$529,685
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2		500,000	551,495

						28,763,909

GEORGIA - 3.1%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	Aa3		1,000,000	1,068,070
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa3		1,160,000	1,324,360
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3		500,000	570,010
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		1,585,000	1,749,444
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa3		1,200,000	1,332,288
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		2,250,000	2,509,358
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		500,000	557,635
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	552,434
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,168,620

						10,832,219

HAWAII - 0.9%
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		1,000,000	1,129,470
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3		1,750,000	2,141,668

						3,271,138

ILLINOIS - 3.0%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA	[2]	500,000	537,930
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA	[2]	625,000	672,394
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2018	Aa2		750,000	798,360
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2019	Aa2		760,000	828,248

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
ILLINOIS (continued)
Central Lake County Joint Action Water Agency, Series A, Revenue Bond	2.000%	5/1/2017	Aa2		$575,000	$582,487
Chicago Wastewater Transmission Revenue, Second Lien, Series C, Revenue Bond	5.000%	1/1/2019	A	[2]	500,000	540,625
Chicago Waterworks, Water Utility Impt., Revenue Bond	5.000%	11/1/2017	Baa2		600,000	630,630
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1		820,000	906,157
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2018	A1		500,000	536,820
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1		2,000,000	2,458,520
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,137,890
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	A3		725,000	813,551

						10,443,612

INDIANA - 2.3%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	AA	[2]	1,450,000	1,512,553
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	770,986
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA	[2]	500,000	528,880
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1		2,540,000	2,823,667
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		750,000	829,388
Lafayette, Sewage Works, Revenue Bond	4.000%	7/1/2017	AA	[2]	500,000	520,495
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	1/1/2017	AA	[2]	470,000	478,427
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA	[2]	475,000	497,491

						7,961,887

IOWA - 0.7%
Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2		2,000,000	2,475,720

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
KANSAS - 3.6%
Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2		$500,000	$571,450
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA	[2]	2,965,000	3,357,358
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	923,281
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2017	AA	[2]	2,000,000	2,127,480
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2018	AA	[2]	1,000,000	1,102,170
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA	[2]	2,000,000	2,274,100
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	4.000%	9/1/2018	A3		450,000	482,071
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3		1,495,000	1,733,273

						12,571,183

KENTUCKY - 0.2%
Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa2		500,000	560,715

LOUISIANA - 1.7%
City of New Orleans LA Sewerage Service Revenue	5.000%	6/1/2021	A	[2]	600,000	701,412
Lafayette Utilities, Sewer Impt., Revenue Bond	4.000%	11/1/2018	A1		1,135,000	1,223,008
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1		990,000	1,125,402
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A	[2]	1,700,000	1,958,995
St. Charles Parish Waterworks & Wastewater District No. 1, Revenue Bond	2.000%	7/1/2017	A	[2]	750,000	760,792

						5,769,609

MAINE - 0.6%
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		570,000	649,316
Maine Turnpike Authority, Revenue Bond	5.000%	7/1/2017	Aa3		1,500,000	1,581,285

						2,230,601

MARYLAND - 0.6%
Baltimore, Water Utility Impt., Series A, Revenue Bond	4.000%	7/1/2018	Aa3		500,000	534,560

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MARYLAND (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		$500,000	$558,505
Maryland State, Public Impt., Series A, G.O. Bond	5.250%	3/1/2017	Aaa		1,000,000	1,042,950

						2,136,015

MASSACHUSETTS - 2.0%
Commonwealth of Massachusetts, Public Impt., Series D-2, G.O. Bond[3]	0.700%	8/1/2043	Aa1		1,225,000	1,218,691
Commonwealth of Massachusetts, Series C, G.O.Bond	3.625%	10/1/2040	Aa1		3,000,000	3,027,360
Lynn Water & Sewer Commission, Revenue Bond	5.000%	6/1/2017	A1		1,500,000	1,575,705
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa3		600,000	632,748
Massachusetts Municipal Wholesale Electric Co., Project No. 6, Revenue Bond	5.000%	7/1/2017	A3		590,000	621,435

						7,075,939

MICHIGAN - 1.4%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA	[2]	1,000,000	1,081,700
Bay City School District, G.O. Bond	3.000%	11/1/2016	AA	[2]	500,000	506,780
Emmet County, Public Impt., G.O. Bond	2.250%	5/1/2018	Aa3		910,000	934,352
Grand Rapids, Water Supply System, Revenue Bond	5.000%	1/1/2018	Aa2		550,000	590,156
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1		1,000,000	1,116,400
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2		400,000	446,560

						4,675,948

MINNESOTA - 0.7%
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A2		2,130,000	2,340,934

MISSISSIPPI - 0.2%
Mississippi Hospital Equipment & Facilities Authority, Series 1, Revenue Bond	5.000%	10/1/2017	Aa3		750,000	795,593

MISSOURI - 2.3%
Kansas City, Sanitary Sewer System, Revenue Bond	4.000%	1/1/2017	Aa2		2,155,000	2,209,565
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2		2,425,000	2,477,598

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MISSOURI (continued)
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2		$750,000	$884,340
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA	[2]	295,000	299,885
Missouri Joint Municipal Electric Utility Commission, Revenue Bond	5.000%	1/1/2018	A3		500,000	535,510
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond	4.000%	1/1/2018	A2		750,000	791,618
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2		725,000	828,298

						8,026,814

NEBRASKA - 3.7%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,388,100
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2		630,000	680,759
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A	[2]	500,000	540,285
Nebraska Public Power District, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2019	A1		600,000	643,806
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1		1,000,000	1,109,370
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		500,000	554,685
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1		1,000,000	1,141,680
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1		2,160,000	2,318,090
Omaha Public Power District, Series A, Revenue Bond	4.000%	2/1/2018	A1		1,120,000	1,185,710
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2018	Aa2		675,000	726,806
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2		1,265,000	1,408,299

						12,697,590

NEW HAMPSHIRE - 0.9%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1		2,575,000	2,948,118

NEW JERSEY - 1.2%
Hudson County, G.O. Bond	2.000%	12/1/2017	AA	[2]	1,000,000	1,020,880

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW JERSEY (continued)
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3		$455,000	$464,787
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A3		1,625,000	1,798,989
New Jersey State Turnpike Authority, Series H, Revenue Bond	5.000%	1/1/2020	A3		915,000	1,013,225

						4,297,881

NEW MEXICO - 1.4%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2		1,250,000	1,521,738
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		2,000,000	2,473,760
Las Cruces, Multiple Utility Impt., Revenue Bond	2.000%	6/1/2018	Aa2		875,000	897,794

						4,893,292

NEW YORK - 8.7%
Metropolitan Transportation Authority, Green Bond, Series A-1, Revenue Bond	5.000%	11/15/2026	A1		1,500,000	1,887,195
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1		1,385,000	1,724,187
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A1		1,145,000	1,224,944
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A1		725,000	803,054
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,315,000	1,500,007
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[3]	0.760%	11/15/2044	A1		1,600,000	1,591,488
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		1,000,000	1,115,730
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2		2,880,000	3,582,950
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,462,500
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,462,500
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3		420,000	470,249
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded, Series B, Revenue Bond	5.000%	4/1/2019	WR	[4]	495,000	546,158
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	1,640,000	1,811,446

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

NEW YORK (continued)
New York State Thruway Authority, Highway Impt., Series H, Revenue Bond, NATL	5.000%	1/1/2017	A2		$600,000	$619,950
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		1,000,000	1,078,330
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1		765,000	951,599
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3		500,000	542,250
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		575,000	616,118
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3		725,000	803,481
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3		920,000	1,081,488
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1		2,805,000	3,484,006

						30,359,630

NORTH CAROLINA - 3.8%
Cape Fear Public Utility Authority, Sewer Impt., Revenue Bond	5.000%	8/1/2019	Aa2		1,240,000	1,359,635
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,652,574
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	5.000%	1/15/2017	Aa3		415,000	429,425
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	3.000%	1/15/2018	Aa3		500,000	519,455
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond, AGC	5.250%	1/1/2019	A3		1,265,000	1,363,771
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	669,448
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	456,672
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A	[2]	3,000,000	3,708,570
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2017	Aaa		3,000,000	3,153,690

						13,313,240

NORTH DAKOTA - 0.2%
North Dakota Public Finance Authority, Series A, Revenue Bond	4.000%	6/1/2018	A	[2]	800,000	852,552

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

OHIO - 6.2%
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2018	A1	$425,000	$457,317
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2023	A1	1,895,000	2,259,996
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.250%	2/15/2023	A1	25,000	27,024
Franklin County, Ohio Health Corp., Revenue Bond	5.000%	5/15/2018	Aa2	640,000	696,307
Northeast Ohio Regional Sewer District, Sewer Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	11/15/2018	Aa1	1,000,000	1,048,770
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa3	600,000	777,522
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2018	Aa3	1,000,000	1,088,680
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3	3,735,000	4,225,592
Ohio State, Highway Impt., Revenue Bond	4.000%	12/15/2017	Aa2	1,000,000	1,055,940
Ohio State, School Impt., Series B, G.O. Bond	5.000%	6/15/2024	Aa1	4,200,000	5,133,492
Toledo Water System, Revenue Bond	3.000%	11/15/2017	Aa3	1,000,000	1,035,960
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	1,175,000	1,299,233
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	1,010,000	1,151,329
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	722,801
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	610,000	705,264

					21,685,227

OKLAHOMA - 2.2%
Oklahoma City Water Utilities Trust, Series B, Revenue Bond	5.000%	7/1/2017	Aaa	655,000	690,409
Oklahoma Development Finance Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	8/15/2018	Aa3	500,000	548,720
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2017	Aa3	855,000	883,104
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3	2,750,000	3,146,165
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3	2,000,000	2,359,980

					7,628,378

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

OREGON - 1.0%
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	$440,000	$493,425
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2		230,000	234,531
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3		1,285,000	1,454,055
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2		1,015,000	1,214,011

						3,396,022

PENNSYLVANIA - 7.6%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	Aa3		640,000	723,142
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3		500,000	543,465
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	6/1/2018	A1		1,465,000	1,593,568
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1		1,500,000	1,708,575
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	666,642
Lancaster County Hospital Authority, Lancaster General, Revenue Bond	4.000%	7/1/2017	Aa3		460,000	478,032
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,163,680
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1		1,200,000	1,478,556
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3		615,000	674,637
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3		1,050,000	1,190,522
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2017	A1		2,440,000	2,610,556
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,143,840
Pennsylvania Turnpike Commission, Subseries B, Revenue Bond	5.000%	6/1/2017	A3		1,000,000	1,048,920
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	AA	[2]	20,000	21,951
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	1/1/2018	A1		385,000	412,970

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

PENNSYLVANIA (continued)
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	7/1/2018	A1		$500,000	$545,905
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	A1		750,000	800,190
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1		1,370,000	1,512,220
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1		1,000,000	1,056,960
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1		1,000,000	1,125,980
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2		1,000,000	1,133,160
Pittsburgh Water & Sewer Authority, Swap Termination, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2		1,325,000	1,455,340
Pittsburgh, Series B, G.O. Bond	5.000%	9/1/2018	A1		1,000,000	1,096,090
Southcentral General Authority, Wellspan Health Obligated Group, Prerefunded Balance, Revenue Bond	5.625%	6/1/2018	WR	[4]	465,000	512,774
Southcentral General Authority, Wellspan Health Obligated Group, Unrefunded Balance, Revenue Bond	5.625%	6/1/2018	Aa3		190,000	208,785
University Area Joint Authority, Revenue Bond, AGM	2.250%	11/1/2027	AA	[2]	1,500,000	1,491,840

						26,398,300

SOUTH CAROLINA - 3.1%
Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aaa		530,000	625,130
Piedmont Municipal Power Agency, Revenue Bond, AGC	5.000%	1/1/2018	A3		1,690,000	1,810,024
Piedmont Municipal Power Agency, Revenue Bond, NATL	6.250%	1/1/2021	A3		1,000,000	1,221,970
South Carolina State Public Service Authority, Prerefunded Balance, Series A, Revenue Bond, AMBAC	4.250%	1/1/2017	A1		1,550,000	1,592,857
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1		85,000	94,395
South Carolina State Public Service Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1		2,500,000	2,850,200
South Carolina State Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,169,210
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1		685,000	754,986

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

SOUTH CAROLINA (continued)
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1		$700,000	$775,838

						10,894,610

TENNESSEE - 2.7%
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2		800,000	976,320
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2		705,000	855,666
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2		685,000	763,241
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2		400,000	448,084
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1		655,000	725,635
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		2,000,000	2,215,360
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		1,000,000	1,107,680
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2		445,000	470,174
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2		1,505,000	1,682,846

						9,245,006

TEXAS - 6.0%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1		1,600,000	1,868,352
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	A1		500,000	607,420
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2018	A1		1,000,000	1,091,320
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	631,488
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1		500,000	549,025
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2		600,000	742,338
Houston Combined Utility System, Multi Utility Impt., Series D, Revenue Bond	5.000%	11/15/2025	Aa2		1,265,000	1,575,216
Houston Combined Utility System, Series S, Revenue Bond[3]	1.300%	5/15/2034	AA	[2]	1,000,000	995,750
Irving Waterworks & Sewer System, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1		1,110,000	1,192,351
Metropolitan Transit Authority of Harris County, Transit Impt., Revenue Bond	5.000%	11/1/2019	Aa2		845,000	962,920

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2		$1,000,000	$1,028,810
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2		2,535,000	3,136,784
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2		500,000	637,905
Tarrant Regional Water District, Revenue Bond	5.000%	3/1/2017	AAA	[2]	900,000	935,946
Texas State, Highway Impt., Series B, G.O. Bond	5.000%	4/1/2017	Aaa		1,575,000	1,644,316
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA	[2]	2,200,000	2,699,796
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA	[2]	500,000	556,520

						20,856,257

UTAH - 1.3%
Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,185,740
Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA	[2]	975,000	1,207,226
Utah Transit Authority, Subseries B, Revenue Bond	1.600%	6/15/2018	A1		1,025,000	1,038,181

						4,431,147

VIRGINIA - 0.7%
Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2		500,000	544,380
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2		400,000	431,552
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa		1,290,000	1,471,825

						2,447,757

WASHINGTON - 6.1%
Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3		400,000	440,876
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,562,311
Everett, G.O. Bond[3]	0.800%	12/1/2034	AA	[2]	970,000	954,267
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa2		750,000	858,045
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2		1,675,000	1,886,016

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
WASHINGTON (continued)
Seattle Municipal Light & Power, Series B, Revenue Bond	5.000%	2/1/2017	Aa2		$1,585,000	$1,642,646
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1		4,000,000	5,027,520
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,391,580
Tacoma, Sewer Impt., Revenue Bond	5.000%	12/1/2018	Aa2		1,060,000	1,173,749
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2		1,095,000	1,210,522
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2		1,000,000	1,080,010
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		475,000	523,284
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1		2,000,000	2,290,520

						21,041,346

WEST VIRGINIA - 0.4%
Fairmont, Series D, Revenue Bond, AGM	3.000%	7/1/2018	A2		1,210,000	1,268,128

WISCONSIN - 2.0%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		470,000	555,366
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		600,000	663,276
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Revenue Bond	4.000%	4/1/2017	AA	[2]	565,000	582,803
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1		510,000	539,595
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1		1,100,000	1,206,854
WPPI Energy, Series A, Revenue Bond	4.000%	7/1/2017	A1		1,120,000	1,165,909
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,314,400

						7,028,203

Investment Portfolio - March 31, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WYOMING - 0.2%
Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.000%	1/1/2018	A2	$500,000	$534,600

TOTAL MUNICIPAL BONDS (Identified Cost $333,360,804)					339,519,445

SHORT-TERM INVESTMENT - 1.2%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $4,182,982)	0.01%[5]			4,182,982	4,182,982

TOTAL INVESTMENTS - 99.0% (Identified Cost $337,543,786)					343,702,427
OTHER ASSETS, LESS LIABILITIES - 1.0%					3,617,473

NET ASSETS - 100%					$347,319,900

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3The coupon rate is floating and is the effective rate as of March 31, 2016.

4Credit rating has been withdrawn. As of March 31, 2016, there is no rating available (unaudited).

5Rate shown is the current yield as of March 31, 2016.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$337,543,786
Unrealized appreciation	6,215,562
Unrealized depreciation	(56,921)

Net unrealized appreciation	$6,158,641

Investment Portfolio - March 31, 2016

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$339,519,445	$—	$339,519,445	$—
Mutual fund	4,182,982	4,182,982	—	—

Total assets	$343,702,427	$4,182,982	$339,519,445	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 97.4%
Albany City School District, G.O. Bond, BAM	4.000%	6/15/2017	AA	[2]	$200,000	$207,954
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2016	AA	[2]	505,000	519,675
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	1,295,000	1,432,516
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA	[2]	1,125,000	1,280,993
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2		365,000	402,453
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2		400,000	452,564
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	345,189
Auburn City School District, G.O. Bond, BAM	2.000%	6/15/2018	AA	[2]	225,000	230,634
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3		1,175,000	1,241,552
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa3		675,000	712,024
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2		500,000	518,765
Binghamton, Public Impt., G.O. Bond, MAC	3.125%	1/15/2017	A2		400,000	407,744
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2		265,000	285,140
Brookhaven, Public Impt., Series A, G.O. Bond	2.000%	3/15/2017	Aa2		500,000	507,190
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2		1,385,000	1,468,308
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A	[2]	300,000	340,083
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A	[2]	300,000	363,273
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3		405,000	416,737
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	507,915
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	285,415
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	560,510
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA	[2]	375,000	411,045
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2017	AA	[2]	265,000	272,452
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA	[2]	305,000	322,632
DeWitt, Public Impt., G.O. Bond	3.000%	5/15/2017	AA	[2]	315,000	323,225
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA	[2]	850,000	892,662
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2018	Aa2		640,000	681,734
East Irondequoit Central School District, G.O. Bond	3.000%	6/15/2018	Aa2		310,000	325,605
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA	[2]	305,000	333,399
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1		600,000	653,280
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1		450,000	481,550
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1		1,025,000	1,109,399
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2		300,000	320,814
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	500,000	573,980
Fairport Central School District, School Impt., G.O. Bond	2.000%	6/15/2018	AA	[2]	305,000	313,693

1

Investment Portfolio - March 31, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	$250,000	$265,360
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3		215,000	221,996
Geneva, Public Impt., G.O. Bond	2.500%	2/1/2017	A	[2]	870,000	883,407
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		2,675,000	2,774,965
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3		620,000	658,942
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2		420,000	429,248
Hyde Park Central School District, G.O. Bond	2.000%	6/15/2018	AA	[2]	355,000	365,735
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		500,000	516,465
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3		475,000	492,817
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A2		200,000	208,950
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2		500,000	516,835
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3		450,000	462,443
Longwood Central School District, Suffolk County, School Impt., G.O. Bond	2.250%	6/15/2018	AA	[2]	590,000	610,036
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aa1		335,000	351,124
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A1		835,000	893,300
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,000,000	1,140,690
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1		250,000	303,185
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	11/15/2022	A3		1,545,000	1,588,445
Metropolitan Transportation Authority, Transit Impt., Prerefunded, Series C, Revenue Bond	6.500%	11/15/2028	WR	[3]	700,000	802,585
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa2		1,000,000	1,074,700
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2		200,000	223,158
Metropolitan Transportation Authority, Transit Impt., Series A-2, Revenue Bond	5.000%	11/15/2017	A1		340,000	363,739
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1		650,000	719,979
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1		500,000	570,345
Metropolitan Transportation Authority, Transit Impt., Series G, Revenue Bond	5.000%	11/15/2018	A1		1,000,000	1,107,660
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1		1,000,000	1,192,260
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[4]	0.760%	11/15/2044	A1		600,000	596,808

2

Investment Portfolio - March 31, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Transit Impt., Unrefunded, Series C, Revenue Bond	6.500%	11/15/2028	A1		$300,000	$344,334
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2		455,000	513,204
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA	[2]	500,000	543,635
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA	[2]	710,000	750,981
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond	4.000%	11/15/2016	Aa1		400,000	408,928
Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR	[3]	350,000	387,856
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2017	Aa3		500,000	532,410
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		500,000	552,400
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3		500,000	613,205
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2018	A2		500,000	541,065
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		2,425,000	2,705,645
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2		365,000	392,112
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2		1,000,000	1,094,910
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2		1,000,000	1,128,900
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2		1,250,000	1,583,350
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2		2,000,000	2,466,920
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2021	WR	[3]	275,000	287,903
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2024	WR	[3]	285,000	298,287
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	11/1/2017	Aa1		1,000,000	1,068,070
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1		1,000,000	1,038,710
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1		475,000	597,389
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1		2,000,000	2,488,580

3

Investment Portfolio - March 31, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2023	Aa1		$2,500,000	$3,126,500
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1		750,000	950,618
New York City Water & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	6/15/2021	WR	[3]	315,000	344,412
New York City Water & Sewer System, Series AA, Prerefunded Balance, Revenue Bond	5.000%	6/15/2020	Aa1		950,000	1,038,701
New York City Water & Sewer System, Series BB, Revenue Bond	5.000%	6/15/2020	Aa1		500,000	565,235
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa1		700,000	783,580
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa1		3,000,000	3,822,420
New York City Water & Sewer System, Unrefunded Balance, Revenue Bond	5.000%	6/15/2021	Aa1		1,590,000	1,740,971
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa1		450,000	473,517
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa1		175,000	191,340
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,700,000	3,324,375
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2		4,865,000	6,067,093
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1		445,000	506,450
New York Municipal Bond Bank Agency, Revenue Bond	4.000%	12/1/2017	AA	[2]	2,000,000	2,108,460
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1		220,000	238,711
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa1		500,000	535,420
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2		750,000	845,175
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1		850,000	883,337
New York State Dormitory Authority, Public Impt., Series E, Revenue Bond	5.000%	8/15/2017	Aa1		3,000,000	3,179,910
New York State Dormitory Authority, Rochester Institute of Technology, Revenue Bond	4.000%	7/1/2017	A1		300,000	312,681
New York State Dormitory Authority, Rochester Institute of Technology, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1		500,000	554,360
New York State Dormitory Authority, School Impt., Series A, Revenue Bond, AGM	3.000%	10/1/2017	A2		750,000	774,780

4

Investment Portfolio - March 31, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA	[2]	$250,000	$268,277
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA	[2]	1,265,000	1,411,398
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2017	A2		2,750,000	2,926,990
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2		500,000	550,825
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1		500,000	521,235
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		225,000	254,594
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2017	Aaa		1,000,000	1,053,820
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa		1,000,000	1,191,290
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa		1,250,000	1,453,300
New York State Thruway Authority Highway & Bridge Trust Fund, Highway Impt., Series B, Revenue Bond	5.000%	4/1/2018	AA	[2]	225,000	244,206
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded, Series B, Revenue Bond	5.000%	4/1/2019	WR	[3]	100,000	110,335
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	250,000	276,135
New York State Thruway Authority, Highway Impt., Revenue Bond	5.000%	4/1/2018	AA	[2]	2,025,000	2,197,854
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1		470,000	489,914
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1		550,000	631,367
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2		590,000	633,076
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		525,000	566,123
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2023	Aa1		1,285,000	1,520,052
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2025	Aa1		1,170,000	1,449,466
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, AMBAC	5.500%	3/15/2017	Aa1		505,000	528,801
New York State Urban Development Corp., Public Impt., Series B, Revenue Bond	5.000%	3/15/2017	Aa1		675,000	703,600

5

Investment Portfolio - March 31, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Urban Development Corp., Service Contract, Series D, Revenue Bond	5.250%	1/1/2017	AA	[2]	$1,500,000	$1,552,455
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1		3,440,000	3,725,486
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1		1,000,000	1,187,760
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1		565,000	648,919
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	517,125
Niagara-Wheatfield Central School District, Prerefunded Balance, G.O. Bond, NATL	4.125%	2/15/2019	A2		610,000	628,934
Niagara-Wheatfield Central School District, Prerefunded Balance, G.O. Bond, NATL	4.125%	2/15/2020	A2		850,000	876,384
Niskayuna Central School District, G.O. Bond	3.000%	4/15/2018	AA	[2]	360,000	376,592
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	448,200
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1		500,000	523,945
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		400,000	419,412
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond	3.000%	9/15/2017	Aa3		195,000	201,513
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond, BAM	3.000%	9/15/2018	Aa3		200,000	210,812
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2017	Aa2		500,000	518,900
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2		1,400,000	1,497,090
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2		250,000	290,020
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2		1,000,000	1,218,990
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2		1,000,000	1,248,260
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa2		220,000	229,099
Orange County, Public Impt., G.O. Bond, AGM	2.000%	8/15/2017	Aa3		260,000	264,589
Orange County, Series A, G.O. Bond	5.000%	7/15/2017	Aa3		550,000	580,327
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa3		520,000	632,304
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		350,000	400,900
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3		800,000	1,006,624
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2016	Aa3		460,000	473,933
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3		400,000	443,632
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3		765,000	952,456
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3		2,500,000	3,157,800
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3		200,000	219,114

6

Investment Portfolio - March 31, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Port Washington Union Free School District, G.O. Bond	4.000%	7/1/2017	Aa2		$300,000	$312,834
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2		300,000	309,639
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA	[2]	930,000	954,078
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	115,749
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3		1,625,000	1,808,690
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1		215,000	254,594
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3		225,000	240,516
Scarsdale Union Free School District, G.O. Bond	5.000%	2/1/2017	Aaa		320,000	331,645
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	534,574
South Glens Falls Central School District, School Impt., Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1		95,000	95,996
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA	[2]	710,000	729,923
Suffolk County Water Authority, Revenue Bond	5.000%	6/1/2021	AA	[2]	1,225,000	1,459,538
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA	[2]	200,000	228,516
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2018	AA	[2]	2,000,000	2,184,060
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2019	AA	[2]	775,000	874,146
Suffolk County Water Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	6/1/2018	AA	[2]	200,000	218,406
Suffolk County, G.O. Bond, AGM	5.000%	2/1/2018	A2		500,000	538,135
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA	[2]	1,000,000	1,131,510
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	1,015,000	1,047,784
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1		545,000	580,921
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2017	AA	[2]	260,000	263,934
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA	[2]	365,000	374,373
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	355,000	367,013
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2020	Aa3		530,000	577,281
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3		890,000	987,784
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3		1,075,000	1,229,553
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3		350,000	437,206
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR	[3]	305,000	338,111
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR	[3]	310,000	343,654
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	4.000%	11/15/2017	A1		430,000	452,596

7

Investment Portfolio - March 31, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		$350,000	$375,028
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3		250,000	271,125
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3		820,000	937,891
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,227,190
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3		1,000,000	1,229,050
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3		500,000	555,210
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA	[2]	510,000	563,861
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA	[2]	580,000	599,668
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	592,960
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	500,000	551,290
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	320,904
Webster Central School District, G.O. Bond	4.000%	10/1/2018	AA	[2]	375,000	404,351
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	WR	[3]	5,000	5,180
Westchester County, Unrefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	Aa1		410,000	424,826
Westchester County, Unrefunded Balance, Series C, G.O. Bond	5.000%	11/1/2017	Aa1		495,000	528,937
Wilson Central School District, G.O. Bond	3.000%	6/15/2018	Aa3		420,000	440,059
Yonkers, Public Impt., Series C, G.O. Bond, AGM	2.000%	10/15/2017	A2		500,000	509,110
Yonkers, Public Impt., Series C, G.O., AGM	4.000%	8/15/2020	A2		350,000	390,908

TOTAL MUNICIPAL BONDS (Identified Cost $160,809,779)						164,228,661
OTHER ASSETS, LESS LIABILITIES - 2.6%						4,323,233

NET ASSETS - 100%						$168,551,894

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

MAC (Municipal Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

8

Investment Portfolio - March 31, 2016

(unaudited)

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2016, there is no rating available (unaudited).

4The coupon rate is floating and is the effective rate as of March 31, 2016.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$160,809,779
Unrealized appreciation	3,469,266
Unrealized depreciation	(50,384)

Net unrealized appreciation	$3,418,882

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$164,228,661	$—	$164,228,661	$—

Total assets	$164,228,661	$—	$164,228,661	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - March 31, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 55.1%
Non-Convertible Corporate Bonds - 55.1%
Consumer Discretionary - 3.0%
Auto Components - 0.6%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	Baa1	$1,185,000	$1,255,566

Automobiles - 0.5%
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa2	1,000,000	1,187,543

Household Durables - 0.8%
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,775,000	1,846,009

Media - 0.5%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	Baa2	900,000	1,143,330

Multiline Retail - 0.6%
Dollar General Corp., 3.25%, 4/15/2023	Baa3	1,200,000	1,211,118

Total Consumer Discretionary			6,643,566

Consumer Staples - 4.1%
Beverages - 3.0%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.30%, 2/1/2023	A3	1,100,000	1,143,585
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	350,000	407,930
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A2	1,650,000	2,495,486
PepsiCo, Inc., 3.10%, 7/17/2022	A1	2,400,000	2,561,160

			6,608,161

Food & Staples Retailing - 1.1%
CVS Health Corp., 3.50%, 7/20/2022	Baa1	1,200,000	1,286,292
The Kroger Co., 2.60%, 2/1/2021	Baa2	1,155,000	1,189,230

			2,475,522

Total Consumer Staples			9,083,683

Energy - 9.5%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	885,000	991,946
Ensco plc, 4.70%, 3/15/2021	B1	1,750,000	1,221,273
Ensco plc, 5.20%, 3/15/2025	B1	1,135,000	635,600
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	A2	2,300,000	2,365,771

			5,214,590

Oil, Gas & Consumable Fuels - 7.1%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2	750,000	766,241
Chevron Corp., 1.79%, 11/16/2018	Aa2	1,160,000	1,173,999
Columbia Pipeline Group, Inc.[2], 2.45%, 6/1/2018	Baa2	1,200,000	1,187,947
Columbia Pipeline Group, Inc.[2], 4.50%, 6/1/2025	Baa2	1,200,000	1,191,522
ConocoPhillips Co., 3.35%, 5/15/2025	Baa2	1,100,000	1,052,151
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	Baa3	180,000	205,354
Hiland Partners LP - Hiland Partners Finance Corp.[2], 7.25%, 10/1/2020	Baa3	1,700,000	1,763,750
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	Baa3	2,500,000	2,375,853

1

Investment Portfolio - March 31, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.[2], 5.625%, 11/15/2023	Baa3		$1,650,000	$1,674,032
Petrobras Global Finance B.V. (Brazil)[3], 2.238%, 5/20/2016	B3		1,200,000	1,195,800
Petroleos Mexicanos (Mexico)[2], 5.50%, 2/4/2019	Baa3		1,145,000	1,199,388
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3		1,150,000	1,071,225
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017	A3		750,000	751,336

				15,608,598

Total Energy				20,823,188

Financials - 24.6%
Banks - 8.1%
Bank of America Corp., 5.70%, 5/2/2017	Baa3		1,100,000	1,143,940
Bank of America Corp., 4.00%, 1/22/2025	Baa3		625,000	625,948
Barclays Bank plc (United Kingdom)[2], 6.05%, 12/4/2017	Baa3		555,000	585,096
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	Baa3		1,750,000	2,223,632
BBVA Bancomer S.A. (Mexico)[2], 6.75%, 9/30/2022	Baa2		1,185,000	1,315,232
Citigroup, Inc., 3.875%, 3/26/2025	Baa3		765,000	758,019
Cooperatieve Rabobank U.A. (Netherlands)[4,5], 8.375%	WR	[6]	1,150,000	1,164,375
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	Baa1		770,000	773,340
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		800,000	823,136
Intesa Sanpaolo S.p.A. (Italy)[2], 6.50%, 2/24/2021	Baa1		800,000	915,221
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		1,500,000	1,655,378
Lloyds Banking Group plc (United Kingdom)[2], 4.582%, 12/10/2025	Baa2		4,378,000	4,292,178
Santander Bank N.A., 8.75%, 5/30/2018	Baa2		650,000	724,136
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2		750,000	741,669

				17,741,300

Capital Markets - 4.0%
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	A3		1,100,000	1,267,047
The Goldman Sachs Group, Inc.[3], 2.236%, 11/29/2023	A3		755,000	752,743
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2		1,130,000	1,148,969
Morgan Stanley, 2.125%, 4/25/2018	A3		1,400,000	1,409,706
Morgan Stanley, 5.00%, 11/24/2025	Baa2		950,000	1,028,107
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	A3		1,000,000	1,020,671
UBS AG (Switzerland)[3], 7.25%, 2/22/2022	BBB	[7]	475,000	488,063
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB	[7]	435,000	498,219
UBS AG (Switzerland)[3], 4.75%, 5/22/2023	BBB	[7]	1,285,000	1,299,973

				8,913,498

Diversified Financial Services - 2.2%
ING Bank N.V. (Netherlands)[2], 5.80%, 9/25/2023	Baa2		735,000	800,921
ING Bank N.V. (Netherlands)[3], 4.125%, 11/21/2023	Baa2		1,590,000	1,603,626
Peachtree Corners Funding Trust[2], 3.976%, 2/15/2025	Baa2		1,350,000	1,351,493

2

Investment Portfolio - March 31, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Voya Financial, Inc., 2.90%, 2/15/2018	Baa2		$1,150,000	$1,167,716

				4,923,756

Insurance - 5.6%
Aegon N.V. (Netherlands)[3,4], 2.074%	Baa1		875,000	540,998
American International Group, Inc., 4.875%, 6/1/2022	Baa1		1,450,000	1,594,477
American International Group, Inc., 4.125%, 2/15/2024	Baa1		1,700,000	1,771,414
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		4,750,000	5,041,778
AXA S.A. (France)[3,4], 1.825%	A3		1,725,000	1,190,892
First American Financial Corp., 4.30%, 2/1/2023	Baa3		915,000	921,203
Prudential Financial, Inc.[8], 5.875%, 9/15/2042	Baa2		1,130,000	1,180,850

				12,241,612

Real Estate Investment Trusts (REITS) - 4.7%
American Tower Corp., 2.80%, 6/1/2020	Baa3		1,300,000	1,306,613
American Tower Corp., 3.30%, 2/15/2021	Baa3		1,125,000	1,144,262
AvalonBay Communities, Inc., 6.10%, 3/15/2020	Baa1		850,000	976,687
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2		745,000	821,985
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2		250,000	267,760
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	A2		400,000	400,600
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		650,000	722,940
Digital Realty Trust LP, 3.40%, 10/1/2020	Baa2		450,000	460,036
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa		450,000	442,809
HCP, Inc., 4.00%, 6/1/2025	Baa1		1,200,000	1,153,190
Ventas Realty LP, 4.125%, 1/15/2026	Baa1		500,000	513,430
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1		300,000	329,942
Welltower, Inc., 4.95%, 1/15/2021	Baa2		990,000	1,076,017
Welltower, Inc., 4.00%, 6/1/2025	Baa2		800,000	800,437

				10,416,708

Total Financials				54,236,874

Health Care - 0.5%
Biotechnology - 0.5%
AbbVie, Inc., 1.80%, 5/14/2018	Baa1		1,000,000	1,006,716

Industrials - 5.1%
Airlines - 0.9%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[7]	726,736	777,549
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1		765,000	786,946
Southwest Airlines Co., 2.65%, 11/5/2020	Baa1		400,000	407,845

				1,972,340

3

Investment Portfolio - March 31, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 0.4%
Fluor Corp., 3.50%, 12/15/2024	A3		$800,000	$828,060

Industrial Conglomerates - 1.5%
General Electric Co.[3], 1.001%, 5/5/2026	A1		1,270,000	1,156,397
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	A1		2,000,000	2,081,666

				3,238,063

Trading Companies & Distributors - 2.3%
Air Lease Corp., 2.625%, 9/4/2018	BBB	[7]	2,425,000	2,409,691
Air Lease Corp., 3.375%, 1/15/2019	BBB	[7]	185,000	184,422
Aviation Capital Group Corp.[2], 2.875%, 9/17/2018	BBB	[7]	2,500,000	2,510,200

				5,104,313

Total Industrials				11,142,776

Information Technology - 4.7%
Internet Software & Services - 1.7%
Baidu, Inc. (China), 2.75%, 6/9/2019	A3		800,000	809,379
eBay, Inc., 2.50%, 3/9/2018	Baa1		2,000,000	2,032,440
Tencent Holdings Ltd. (China)[2], 3.375%, 5/2/2019	A2		825,000	854,544

				3,696,363

IT Services - 1.1%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3		1,200,000	1,235,029
Visa, Inc., 2.80%, 12/14/2022	A1		1,140,000	1,188,872

				2,423,901

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp., 2.45%, 7/29/2020	A1		1,200,000	1,241,875
QUALCOMM, Inc., 3.00%, 5/20/2022	A1		600,000	625,600
QUALCOMM, Inc., 3.45%, 5/20/2025	A1		1,200,000	1,241,980

				3,109,455

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.[2], 2.45%, 10/5/2017	Baa2		1,165,000	1,172,606

Total Information Technology				10,402,325

Materials - 1.7%
Chemicals - 1.1%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2		965,000	1,147,875
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	Baa2		1,200,000	1,219,934

				2,367,809

Metals & Mining - 0.3%
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	Baa1		625,000	648,691

4

Investment Portfolio - March 31, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.3%
Domtar Corp., 4.40%, 4/1/2022	Baa3		$735,000	$757,484

Total Materials				3,773,984

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc., 5.20%, 3/15/2020	Baa1		1,280,000	1,421,249
Verizon Communications, Inc., 6.35%, 4/1/2019	BBB	[7]	1,000,000	1,133,000
Verizon Communications, Inc., 5.15%, 9/15/2023	Baa1		1,040,000	1,200,382

				3,754,631

Wireless Telecommunication Services - 0.2%
SBA Tower Trust[2], 3.598%, 4/15/2018	Baa3		465,000	464,579

Total Telecommunication Services				4,219,210

TOTAL CORPORATE BONDS (Identified Cost $121,488,817)				121,332,322

ASSET-BACKED SECURITIES - 1.9%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[2], 1.639%, 2/15/2021	WR	[6]	180,313	178,622
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	WR	[6]	514,698	509,069
Colony American Homes, Series 2015-1A, Class A2,3, 1.641%, 7/17/2032	Aaa		574,116	561,084
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	AAA	[7]	725,000	723,642
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR	[6]	79,718	81,216
FNA Trust, Series 2014-1A, Class A2, 1.296%, 12/10/2022	WR	[6]	139,583	138,231
Home Partners of America Trust, Series 2016-1, Class A2,3, 2.091%, 3/17/2033	Aaa		397,807	389,672
Invitation Homes Trust, Series 2015-SFR3, Class A2,3, 1.741%, 8/17/2032	Aaa		592,152	583,419
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	Aaa		390,000	386,227
SpringCastle America Funding LLC, Series 2014-AA, Class A2, 2.70%, 5/25/2023	WR	[6]	196,452	195,642
Starwood Retail Property Trust, Series 2014-STAR, Class A2,3, 1.656%, 11/15/2027	AAA	[7]	410,000	403,891

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,192,801)				4,150,715

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.5%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029 .	AAA	[7]	54,498	56,585

5

Investment Portfolio - March 31, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		$41,632	$41,668
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A1A3, 5.927%, 9/11/2038	Aaa		246,857	246,572
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[7]	552,022	553,647
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	A3		200,000	202,348
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/13/2035	AAA	[7]	400,000	399,565
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2], 3.759%, 4/15/2044	Aaa		426	425
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[3], 6.266%, 3/15/2049	Aaa		5,828	5,820
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AAA	[7]	606,575	612,756
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A2, 3.178%, 2/10/2035	WR	[6]	400,000	411,873
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A, 5.297%, 12/15/2039	Aaa		924,394	938,991
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,3], 2.50%, 5/25/2043	AAA	[7]	357,225	350,946
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,3], 2.13%, 2/25/2043	AAA	[7]	298,941	287,679
Extended Stay America Trust, Series 2013-ESH7, Class A27[2], 2.958%, 12/5/2031	Aaa		455,000	456,026
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	Aaa		88,564	88,498
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.387%, 4/25/2021	Aaa		7,604,539	398,689
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.705%, 10/25/2021	Aaa		1,188,698	82,461
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.622%, 6/25/2022	Aaa		9,619,541	713,144
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.332%, 4/25/2023	Aaa		14,338,909	185,024
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.233%, 5/25/2023	Aaa		8,456,341	64,494
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.703%, 10/25/2018	Aaa		1,637,383	56,346
FREMF Mortgage Trust, Series 2011-K15, Class B2,3, 5.116%, 8/25/2044	WR	[6]	170,000	184,865
FREMF Mortgage Trust, Series 2011-K701, Class B2,3, 4.436%, 7/25/2048	A	[7]	160,000	163,623
FREMF Mortgage Trust, Series 2013-K712, Class B2,3, 3.369%, 5/25/2045	AA	[7]	360,000	361,587

6

Investment Portfolio - March 31, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2015-K42, Class B2,3, 3.985%, 12/25/2024	A3		$380,000	$378,704
FREMF Mortgage Trust, Series 2015-K43, Class B2,3, 3.863%, 2/25/2048	WR	[6]	400,000	369,551
FREMF Mortgage Trust, Series 2015-K720, Class B2,3, 3.506%, 7/25/2022	Baa2		340,000	306,561
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,3], 3.495%, 12/15/2019	AA	[7]	400,000	404,870
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,3], 3.495%, 12/15/2019	BBB	[7]	220,000	208,239
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class A4[3], 6.129%, 7/10/2038	Aaa		64,403	64,497
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[3], 6.147%, 4/17/2045	Aaa		186,703	186,609
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA	[7]	200,000	214,229
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,3], 3.00%, 3/25/2043	WR	[6]	230,434	230,637
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,3], 3.50%, 5/25/2043	AAA	[7]	261,474	265,390
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,3], 3.00%, 6/25/2029	AAA	[7]	292,526	299,702
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A, 5.335%, 11/15/2038	AAA	[7]	802,942	814,261
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	Aaa		299,414	300,067
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4[3], 5.742%, 8/12/2043	Aaa		1,019,801	1,022,673
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.172%, 12/12/2049	Aaa		1,041,749	1,053,059
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4, 4.051%, 4/15/2047	Aaa		1,100,000	1,203,883
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/2043	AAA	[7]	2,111,777	2,130,164
Motel 6 Trust, Series 2015-MTL6, Class B2, 3.298%, 2/5/2030	WR	[6]	350,000	349,877
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,3], 3.75%, 11/25/2054	AAA	[7]	295,442	304,794
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3], 3.75%, 8/25/2055	Aaa		557,408	575,634
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA	[7]	100,000	110,672
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa		624,105	638,663
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	Aaa		1,648,059	1,690,633
SCG Trust, Series 2013-SRP1, Class AJ2,3, 2.386%, 11/15/2026	AAA	[7]	450,000	447,765

7

Investment Portfolio - March 31, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Series 2012-2, Class A2[3], 3.50%, 4/25/2042	WR	[6]	$80,669	$80,852
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[7]	215,692	215,848
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa		289,464	288,459
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa		800,000	830,034
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA	[7]	245,000	260,288
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045	Aaa		603,234	603,414
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa		275,000	299,136
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,3], 4.869%, 2/15/2044	Aaa		810,000	904,476
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa		700,000	768,679
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,3], 3.50%, 1/20/2045	WR	[6]	304,342	312,592
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,3], 3.50%, 3/20/2045	Aaa		348,125	356,050

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $25,437,293)				25,354,594

FOREIGN GOVERNMENT BONDS - 1.3%

Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Ba2		300,000	354,750
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2		2,500,000	2,561,190

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,853,203)				2,915,940

U.S. TREASURY SECURITIES - 12.9%

U.S. Treasury Bonds - 1.7%
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/2042 (Identified Cost $3,616,315)			3,958,012	3,841,231

U.S. Treasury Notes - 11.2%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/2017			17,246,598	17,443,985
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/2020			4,630,156	4,727,222
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/2022			2,351,943	2,386,641

Total U.S. Treasury Notes (Identified Cost $24,137,064)				24,557,848

TOTAL U.S. TREASURY SECURITIES (Identified Cost $27,753,379)				28,399,079

8

Investment Portfolio - March 31, 2016

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES - 15.1%
Mortgage-Backed Securities - 11.3%
Fannie Mae, Pool #BA3034, 4.00%, 12/1/1945	$248,943	$266,405
Fannie Mae, Pool #AZ5009, 4.00%, 1/1/1946	348,875	373,123
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	291,951	313,792
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	21,740	23,161
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	28,920	31,465
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	200,783	215,961
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	36,133	39,306
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	352,228	379,317
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	22,723	24,921
Fannie Mae, Pool #AL5861, 4.50%, 1/1/2031	566,175	618,935
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	141,598	154,978
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	275,002	296,571
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	258,253	278,557
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035	902,876	954,224
Fannie Mae, Pool #828377, 5.50%, 6/1/2035	582,953	659,058
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	608,535	688,747
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	74,486	83,487
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	96,912	108,989
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	263,650	300,681
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	95,603	107,400
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	219,682	235,385
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	957,848	1,044,910
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	552,765	602,973
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	281,758	301,023
Fannie Mae, Pool #AL7767, 4.50%, 6/1/2044	562,541	611,912
Fannie Mae, Pool #AL6294, 4.50%, 11/1/2044	762,372	831,451
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	545,570	597,994
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	119,300	127,595
Fannie Mae, Pool #BA3890, 4.00%, 11/1/2045	161,742	173,063
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	154,357	165,025
Fannie Mae, Pool #MA2514, 4.50%, 1/1/2046	992,970	1,086,319
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	99,121	104,584
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	36,282	39,786
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	25,922	28,402
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	19,568	21,429
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	35,090	38,370
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	207,942	227,659
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	216,296	236,647
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	206,036	225,422
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	208,088	228,815
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	205,332	225,785
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	210,367	230,163
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	1,033,107	1,089,170

9

Investment Portfolio - March 31, 2016

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	$775,633	$834,785
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	188,754	212,448
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	83,838	93,857
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	21,288	23,829
Freddie Mac, Pool #G08331, 4.50%, 2/1/2039	740,053	804,600
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	590,868	663,351
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	155,824	176,620
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	609,900	664,457
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	630,669	686,040
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	274,681	287,854
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	189,110	198,111
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	1,164,688	1,244,329
Freddie Mac, Pool #Q36985, 4.00%, 10/1/2045	263,168	281,103
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	351,533	376,111
Freddie Mac Gold, Pool #Q37592, 4.00%, 12/1/2045	1,291,529	1,382,618
Freddie Mac Gold, Pool #Q38285, 4.00%, 1/1/2046	547,909	586,218
Freddie Mac Gold, Pool #Q38388, 4.00%, 1/1/2046	1,296,098	1,387,479
Freddie Mac Gold, Pool #Q38413, 4.00%, 1/1/2046	598,339	640,158

Total Mortgage-Backed Securities (Identified Cost $24,779,288)		24,936,928

Other Agencies - 3.8%
Fannie Mae, 0.875%, 5/21/2018	5,900,000	5,907,251
Fannie Mae, 2.625%, 9/6/2024	2,300,000	2,424,246

Total Other Agencies (Identified Cost $8,211,223)		8,331,497

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $32,990,511)		33,268,425

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.30%, (Identified Cost $4,059,046)	4,059,046	4,059,046

TOTAL INVESTMENTS - 99.6% (Identified Cost $218,775,050)		219,480,121
OTHER ASSETS, LESS LIABILITIES - 0.4%		795,920

NET ASSETS - 100%		$220,276,041

10

Investment Portfolio - March 31, 2016

(unaudited)

IO - Interest only

1 Credit ratings from Moody’s (unaudited).

2 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $44,250,356 or 20.1%, of the Series’ net assets as of March 31, 2016.

3 The coupon rate is floating and is the effective rate as of March 31, 2016.

4 Security is perpetual in nature and has no stated maturity date.

5 The rate shown is a fixed rate as of March 31, 2016; the rate becomes floating, based on U.S. Treasury Note (5 Year) plus a spread, in July 2016.

6 Credit rating has been withdrawn. As of March 31, 2016, there is no rating available (unaudited).

7 Credit ratings from S&P (unaudited).

8 The rate shown is a fixed rate as of March 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022. 9Rate shown is the current yield as of March 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$218,839,052
Unrealized appreciation	3,444,788
Unrealized depreciation	(2,803,719)

Net unrealized appreciation	$641,069

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Investment Portfolio - March 31, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$61,667,504	$—	$61,667,504	$—
Corporate debt:
Consumer Discretionary	6,643,566	—	6,643,566	—
Consumer Staples	9,083,683	—	9,083,683	—
Energy	20,823,188	—	20,823,188	—
Financials	54,236,874	—	54,236,874	—
Health Care	1,006,716	—	1,006,716	—
Industrials	11,142,776	—	11,142,776	—
Information Technology	10,402,325	—	10,402,325	—
Materials	3,773,984	—	3,773,984	—
Telecommunication Services	4,219,210	—	4,219,210	—
Asset-backed securities	4,150,715	—	4,150,715	—
Commercial mortgage-backed securities	25,354,594	—	25,354,594	—
Foreign government bonds	2,915,940	—	2,915,940	—
Mutual fund	4,059,046	4,059,046	—	—

Total assets	$219,480,121	$4,059,046	$215,421,075	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

LOAN ASSIGNMENTS - 4.4%
Berry Plastics Group, Inc., Term Loan D3, 3.50%, 2/8/2020	Ba3	4,840,118	$4,815,918
Charter Communications Operating LLC, Term Loan E3, 3.00%, 7/1/2020	Baa3	5,153,249	5,126,658
CHS - Community Health Systems, Inc., Term Loan G3, 3.75%, 12/31/2019	Ba2	3,401,513	3,337,258
Hilton Worldwide Finance LLC, Term B2[3], 3.50%, 9/23/2020	Ba3	5,041,908	5,040,345
Mallinckrodt International Finance S.A., Term B1[3], 3.50%, 3/19/2021	Ba1	3,947,027	3,845,075
Outfront Media Capital LLC, Term B3, 3.00%, 1/31/2021	Ba1	3,437,500	3,416,016
SBA Senior Finance II LLC, Term B3, 3.25%, 3/24/2021	B1	4,926,972	4,898,395
Valeant Pharmaceuticals International, Inc., Series D-2, Term Loan B3, 5.25%, 2/13/2019	Ba1	7,770,000	7,338,764

TOTAL LOAN ASSIGNMENTS (Identified Cost $38,420,427)			37,818,429

CORPORATE BONDS - 67.0%
Non-Convertible Corporate Bonds - 67.0%
Consumer Discretionary - 7.5%
Auto Components - 0.1%
Techniplas LLC[4], 10.00%, 5/1/2020	Caa1	1,180,000	843,700

Automobiles - 1.0%
Ford Motor Credit Co. LLC[3], 1.549%, 11/4/2019	Baa2	9,000,000	8,684,460

Hotels, Restaurants & Leisure - 1.0%
MGM Resorts International, 10.00%, 11/1/2016	B3	8,250,000	8,599,058

Household Durables - 3.8%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	B1	2,960,000	2,619,600
Centex LLC, 6.50%, 5/1/2016	Ba1	2,000,000	2,000,000
Jarden Corp., 7.50%, 5/1/2017	B1	7,000,000	7,014,000
Lennar Corp., 12.25%, 6/1/2017	Ba2	7,737,000	8,568,728
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3	945,000	996,975
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3	970,000	1,033,050
NVR, Inc., 3.95%, 9/15/2022	Baa2	6,225,000	6,474,031
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	1,985,000	1,970,112
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	1,010,000	926,675
Whirlpool Corp., 2.40%, 3/1/2019	Baa1	1,615,000	1,636,071

			33,239,242

Media - 1.6%
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.875%, 4/1/2024	B1	1,580,000	1,655,050
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	Ba3	1,550,000	1,650,750
DISH DBS Corp., 4.625%, 7/15/2017	Ba3	4,000,000	4,080,000
DISH DBS Corp., 5.00%, 3/15/2023	Ba3	390,000	344,175
Numericable-SFR S.A. (France)[4], 6.25%, 5/15/2024	B1	320,000	310,240
Sinclair Television Group, Inc.[4], 5.625%, 8/1/2024	B1	1,258,000	1,264,290

1

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	Ba3	1,295,000	$1,317,662
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	B1	2,860,000	2,788,500

			13,410,667

Total Consumer Discretionary			64,777,127

Consumer Staples - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	1,600,000	1,864,822
Constellation Brands, Inc., 7.25%, 5/15/2017	Ba1	2,000,000	2,115,000

			3,979,822

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	B1	2,105,000	1,994,488

Food Products - 0.1%
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	Caa1	1,095,000	944,438

Household Products - 0.2%
HRG Group, Inc., 7.75%, 1/15/2022	Caa1	2,050,000	2,034,625

Total Consumer Staples			8,953,373

Energy - 6.9%
Energy Equipment & Services - 0.3%
Ensco plc, 5.20%, 3/15/2025	B1	3,900,000	2,184,000
FTS International, Inc., 6.25%, 5/1/2022	Caa2	1,290,000	141,900

			2,325,900

Oil, Gas & Consumable Fuels - 6.6%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	B3	320,000	282,000
Columbia Pipeline Group, Inc.[4], 2.45%, 6/1/2018	Baa2	3,500,000	3,464,846
Columbia Pipeline Group, Inc.[4], 4.50%, 6/1/2025	Baa2	1,750,000	1,737,636
ConocoPhillips Co.[3], 1.517%, 5/15/2022	Baa2	7,000,000	6,423,781
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1	945,000	708,750
Hiland Partners LP - Hiland Partners Finance Corp.[4], 7.25%, 10/1/2020	Baa3	3,400,000	3,527,500
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	Ba2	320,000	275,200
Kinder Morgan, Inc., 7.25%, 6/1/2018	Baa3	9,000,000	9,619,812
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	Baa3	6,500,000	6,594,673
Laredo Petroleum, Inc., 5.625%, 1/15/2022	B3	480,000	400,800
Oasis Petroleum, Inc., 6.875%, 1/15/2023	Caa1	320,000	236,000
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.00%, 11/15/2023	B1	1,510,000	1,432,613
Petrobras Global Finance B.V. (Brazil)[3], 2.238%, 5/20/2016	B3	5,225,000	5,206,713
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	Baa3	3,330,000	3,504,825
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3	4,500,000	4,191,750
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3	2,735,000	2,629,019

2

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017	A3		2,000,000	$2,003,562
Transocean, Inc., 3.00%, 10/15/2017	B2		3,615,000	3,434,250
Weatherford International LLC, 6.35%, 6/15/2017	Ba3		615,000	608,850
WPX Energy, Inc., 6.00%, 1/15/2022	B2		1,335,000	974,550

				57,257,130

Total Energy				59,583,030

Financials - 28.3%
Banks - 12.7%
Bank of America Corp.[3], 1.394%, 9/15/2026	Baa3		7,811,000	6,743,377
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa		9,035,000	9,002,203
Bank of Scotland plc (United Kingdom)[4], 5.25%, 2/21/2017	Aaa		8,000,000	8,278,696
Barclays Bank plc (United Kingdom)[4], 6.05%, 12/4/2017	Baa3		8,250,000	8,697,373
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	Baa3		2,540,000	3,227,443
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022	Baa2		2,000,000	2,219,800
CIT Group, Inc., 5.00%, 5/15/2017	B1		4,500,000	4,578,750
CIT Group, Inc., 4.25%, 8/15/2017	B1		4,500,000	4,579,245
Citigroup, Inc.[3], 1.179%, 8/25/2036	Baa3		6,330,000	4,094,326
Cooperatieve Rabobank U.A. (Netherlands)[5,6], 8.40%	WR	[7]	2,980,000	3,142,410
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		3,200,000	3,292,544
JPMorgan Chase & Co.[3], 1.574%, 1/23/2020	A3		4,093,000	4,093,749
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		4,000,000	4,414,340
Lloyds Bank plc (United Kingdom)[4,5,8], 12.00%	BB	[9]	1,925,000	2,576,343
Lloyds Banking Group plc (United Kingdom)[4], 4.582%, 12/10/2025	Baa2		7,516,000	7,368,664
National Australia Bank Ltd. (Australia)[4], 2.00%, 2/22/2019	Aaa		9,000,000	9,094,941
National Bank of Canada (Canada)[4], 1.40%, 4/20/2018	Aaa		9,000,000	9,002,223
Popular, Inc., 7.00%, 7/1/2019	B2		2,205,000	2,144,363
Royal Bank of Scotland N.V. (Netherlands), 4.65%, 6/4/2018	Ba2		1,000,000	1,028,507
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2		3,750,000	3,708,345
The Toronto-Dominion Bank (Canada)[4], 1.625%, 9/14/2016	Aaa		8,836,000	8,866,277

				110,153,919

Capital Markets - 3.8%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		3,000,000	3,328,899
The Goldman Sachs Group, Inc.[3], 2.236%, 11/29/2023	A3		8,305,000	8,280,168
Morgan Stanley[3], 1.761%, 1/27/2020	A3		8,750,000	8,692,959
Morgan Stanley, 5.75%, 1/25/2021	A3		3,940,000	4,509,787
UBS AG (Switzerland)[3], 1.485%, 6/1/2020	A1		8,000,000	7,974,104

				32,785,917

Consumer Finance - 2.6%
Ally Financial, Inc., 3.50%, 7/18/2016	Ba3		2,277,000	2,278,139

3

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Ally Financial, Inc., 2.75%, 1/30/2017	Ba3	6,500,000	$6,467,500
Ally Financial, Inc., 8.00%, 12/31/2018	B1	620,000	669,600
American Express Credit Corp.[3], 1.365%, 5/26/2020	A2	7,500,000	7,344,060
Navient Corp., 6.00%, 1/25/2017	Ba3	3,500,000	3,543,750
Navient Corp., 6.125%, 3/25/2024	Ba3	3,220,000	2,769,200

			23,072,249

Diversified Financial Services - 0.8%
ING Bank N.V. (Netherlands)[3], 4.125%, 11/21/2023	Baa2	3,465,000	3,494,695
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	B1	575,000	497,375
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	B1	1,140,000	966,150
Peachtree Corners Funding Trust[4], 3.976%, 2/15/2025	Baa2	1,750,000	1,751,936

			6,710,156

Insurance - 3.8%
Aegon N.V. (Netherlands)[3,5], 2.074%	Baa1	3,866,000	2,390,282
American International Group, Inc., 4.875%, 6/1/2022	Baa1	4,260,000	4,684,462
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	10,700,000	11,357,269
AXA S.A. (France)[3,5], 1.825%	A3	7,199,000	4,969,988
AXA S.A. (France)[3,5], 2.25%	A3	1,239,000	859,494
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	3,045,000	3,184,080
First American Financial Corp., 4.30%, 2/1/2023	Baa3	3,160,000	3,181,422
Prudential Financial, Inc.[10], 5.875%, 9/15/2042	Baa2	2,460,000	2,570,700

			33,197,697

Real Estate Investment Trusts (REITS) - 3.0%
American Tower Corp., 2.80%, 6/1/2020	Baa3	4,000,000	4,020,348
American Tower Trust I4, 1.551%, 3/15/2018	Aaa	1,625,000	1,623,801
AvalonBay Communities, Inc., 4.20%, 12/15/2023	Baa1	3,000,000	3,245,331
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	A2	4,070,000	4,490,578
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	A2	610,000	653,335
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,596,642
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2	450,000	459,000
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	B2	1,905,000	1,871,662
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1	1,400,000	1,539,727
Welltower, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,749,757

			26,250,181

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	Caa1	735,000	731,325
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	B2	1,030,000	1,063,475

			1,794,800

4

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 1.4%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3		9,005,000	$8,948,719
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	Ba3		2,145,000	1,876,875
Radian Group, Inc., 7.00%, 3/15/2021	Ba3		1,270,000	1,315,085

				12,140,679

Total Financials				246,105,598

Health Care - 1.5%
Biotechnology - 0.6%
AbbVie, Inc., 2.50%, 5/14/2020	Baa1		3,000,000	3,054,216
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	B3		2,195,000	1,937,088

				4,991,304

Health Care Equipment & Supplies - 0.0%#
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/2019	Caa2		305,000	265,539

Health Care Providers & Services - 0.5%
HCA, Inc., 7.50%, 2/15/2022	B1		1,140,000	1,291,050
Kindred Healthcare, Inc., 8.75%, 1/15/2023	B2		320,000	306,400
Tenet Healthcare Corp.[3,4], 4.134%, 6/15/2020	Ba2		1,310,000	1,300,175
Tenet Healthcare Corp., 8.125%, 4/1/2022	B3		1,310,000	1,347,662

				4,245,287

Pharmaceuticals - 0.4%
Concordia Healthcare Corp. (Canada)[4], 7.00%, 4/15/2023	Caa2		2,290,000	1,963,675
Horizon Pharma Financing, Inc.[4], 6.625%, 5/1/2023	B2		610,000	538,325
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	B1		1,040,000	943,800

				3,445,800

Total Health Care				12,947,930

Industrials - 9.2%
Aerospace & Defense - 0.3%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021	B1		2,263,000	2,059,330

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,11], 10.00%, 2/15/2018	Caa3		915,000	567,300

Airlines - 1.0%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		1,955,000	2,008,763
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[9]	2,688,502	2,876,482

5

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1		3,715,000	$3,821,572

				8,706,817

Commercial Services & Supplies - 0.2%
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020	B3		1,360,000	1,183,200
Modular Space Corp.[4], 10.25%, 1/31/2019	Caa2		1,265,000	702,075

				1,885,275

Construction & Engineering - 0.0%#
Abengoa Finance S.A.U. (Spain)*,[4,12], 7.75%, 2/1/2020	Ca		990,000	86,625

Industrial Conglomerates - 2.3%
General Electric Co.[3], 1.001%, 5/5/2026	A1		8,800,000	8,012,831
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	Ba3		9,000,000	8,955,000
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.15%, 5/27/2020	A1		3,000,000	3,044,055

				20,011,886

Machinery - 1.1%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	Ba1		1,200,000	1,290,000
CNH Industrial Capital LLC, 6.25%, 11/1/2016	Ba1		2,491,000	2,540,820
Stanley Black & Decker, Inc., 2.451%, 11/17/2018	Baa2		4,500,000	4,569,457
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	B2		1,275,000	1,268,625

				9,668,902

Road & Rail - 0.0%#
The Hertz Corp., 6.25%, 10/15/2022	B2		320,000	320,000

Trading Companies & Distributors - 4.2%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 2.75%, 5/15/2017	Ba2		2,250,000	2,238,750
Air Lease Corp., 5.625%, 4/1/2017	BBB	[9]	5,595,000	5,748,415
Air Lease Corp., 2.625%, 9/4/2018	BBB	[9]	2,220,000	2,205,985
Aircastle Ltd., 6.75%, 4/15/2017	Ba1		8,500,000	8,893,125
Aircastle Ltd., 5.50%, 2/15/2022	Ba1		1,320,000	1,376,918
Aviation Capital Group Corp.[4], 3.875%, 9/27/2016	BBB	[9]	7,020,000	7,055,100
Aviation Capital Group Corp.[4], 2.875%, 9/17/2018	BBB	[9]	1,700,000	1,706,936
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		1,350,000	1,324,688
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		1,795,000	1,700,763
International Lease Finance Corp., 5.75%, 5/15/2016	Ba2		540,000	541,350
International Lease Finance Corp.[3], 2.584%, 6/15/2016	Ba2		3,793,000	3,796,539

				36,588,569

Total Industrials				79,894,704

6

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology - 1.9%
Internet Software & Services - 1.4%
Alibaba Group Holding Ltd. (China), 2.50%, 11/28/2019	A1	3,900,000	$3,934,905
Baidu, Inc. (China), 2.75%, 6/9/2019	A3	4,000,000	4,046,896
Tencent Holdings Ltd. (China)[4], 3.375%, 5/2/2019	A2	3,455,000	3,578,727
VeriSign, Inc., 5.25%, 4/1/2025	Ba1	585,000	589,387

			12,149,915

IT Services - 0.1%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	1,000,000	1,029,191

Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM, Inc., 3.00%, 5/20/2022	A1	2,400,000	2,502,398

Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp.[4], 10.50%, 4/1/2024	Ba2	1,300,000	1,303,250

Total Information Technology			16,984,754

Materials - 4.0%
Chemicals - 0.8%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[4], 6.75%, 10/15/2019	B2	1,470,000	1,400,175
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	4,760,000	5,662,058
Platform Specialty Products Corp.[4], 10.375%, 5/1/2021	Caa1	235,000	227,363

			7,289,596

Containers & Packaging - 0.5%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.634%, 12/15/2019	Ba3	4,120,000	4,058,200

Metals & Mining - 2.3%
Alcoa, Inc., 5.55%, 2/1/2017	Ba1	2,600,000	2,660,580
Alcoa, Inc., 5.87%, 2/23/2022	Ba1	2,115,000	2,114,344
ArcelorMittal (Luxembourg), 5.50%, 2/25/2017	Ba2	9,000,000	9,112,500
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	Ba2	315,000	352,013
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	Baa1	4,000,000	4,151,624
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	B3	1,935,000	1,344,825

			19,735,886

Paper & Forest Products - 0.4%
Domtar Corp., 4.40%, 4/1/2022	Baa3	3,565,000	3,674,057

Total Materials			34,757,739

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.[3], 1.559%, 6/30/2020	Baa1	8,000,000	7,918,384
AT&T, Inc., 4.45%, 4/1/2024	Baa1	3,620,000	3,918,277

7

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3		2,560,000	$2,566,400
CyrusOne Finance LP - CyrusOne Finance Corp., 6.375%, 11/15/2022	B1		635,000	658,813
Embarq Corp., 7.082%, 6/1/2016	Ba1		3,004,000	3,023,313
Frontier Communications Corp.[4], 11.00%, 9/15/2025	Ba3		3,205,000	3,221,025
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	Ba2		1,800,000	1,695,375

				23,001,587

Wireless Telecommunication Services - 1.5%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	B1		2,165,000	2,202,888
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	B1		530,000	531,325
SBA Tower Trust[4], 5.101%, 4/17/2017	A2		2,095,000	2,115,341
SBA Tower Trust[4], 2.933%, 12/15/2017	A2		1,515,000	1,508,260
SBA Tower Trust[4], 3.598%, 4/15/2018	Baa3		1,640,000	1,638,514
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021	B2		1,650,000	1,555,125
Sprint Communications, Inc., 6.00%, 11/15/2022	Caa1		320,000	234,000
Sprint Corp., 7.25%, 9/15/2021	Caa1		480,000	366,600
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3		1,820,000	1,920,100
Wind Acquisition Finance SA (Italy)[4], 4.75%, 7/15/2020	Ba3		1,310,000	1,237,950

				13,310,103

Total Telecommunication Services				36,311,690

Utilities - 2.5%
Gas Utilities - 0.2%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa3		2,000,000	1,778,146

Independent Power and Renewable Electricity Producers - 2.3%
Abengoa Yield plc (Spain)[4], 7.00%, 11/15/2019	B2		1,140,000	1,048,800
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	B3		1,095,000	1,063,519
NRG Energy, Inc., 7.625%, 1/15/2018	B1		8,750,000	9,296,875
NRG Energy, Inc., 6.25%, 7/15/2022	B1		1,120,000	1,041,600
Talen Energy Supply LLC[4], 4.625%, 7/15/2019	B1		4,690,000	4,068,575
TerraForm Global Operating LLC[4], 9.75%, 8/15/2022	Caa1		1,925,000	1,443,750
TerraForm Power Operating LLC[4], 6.125%, 6/15/2025	Caa1		2,203,000	1,718,340

				19,681,459

Total Utilities				21,459,605

TOTAL CORPORATE BONDS (Identified Cost $593,296,533)				581,775,550

ASSET-BACKED SECURITIES - 1.7%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	WR	[7]	901,563	893,111

8

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR	[7]	1,502,920	$1,486,481
Colony American Homes, Series 2015-1A, Class A3,4, 1.641%, 7/17/2032	Aaa		1,847,157	1,805,229
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	AAA	[9]	2,700,000	2,694,938
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR	[7]	400,056	407,574
FNA Trust, Series 2014-1A, Class A4, 1.296%, 12/10/2022	WR	[7]	697,915	691,154
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, 1.741%, 8/17/2032	Aaa		1,801,130	1,774,565
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	Aaa		1,900,000	1,881,621
SpringCastle America Funding LLC, Series 2014-AA, Class A4, 2.70%, 5/25/2023	WR	[7]	982,258	978,212
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, 1.656%, 11/15/2027	AAA	[9]	2,005,000	1,975,126

TOTAL ASSET-BACKED SECURITIES (Identified Cost $14,736,665)				14,588,011

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.6%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029 .	AAA	[9]	237,066	246,146
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		930,468	931,284
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[9]	2,224,975	2,231,523
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	A3		800,000	809,392
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[4], 3.759%, 4/15/2044	Aaa		1,703	1,701
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AAA	[9]	2,557,848	2,583,909
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/1/2046	Aaa		2,570,000	2,674,177
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	AAA	[9]	1,041,367	1,002,136
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	Aaa		1,500,000	1,503,381
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	Aaa		834,931	834,307
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[3], 1.553%, 11/25/2019	Aaa		7,506,499	321,620
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.599%, 8/25/2020	Aaa		10,586,837	503,604
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.387%, 4/25/2021	Aaa		7,693,446	403,350

9

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.705%, 10/25/2021	Aaa		5,010,515	$347,583
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.561%, 12/25/2021	Aaa		36,932,037	2,350,030
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.622%, 6/25/2022	Aaa		17,969,925	1,332,199
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.332%, 4/25/2023	Aaa		60,440,337	779,898
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.233%, 5/25/2023	Aaa		35,644,557	271,850
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.703%, 10/25/2018	Aaa		8,041,056	276,710
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	Aaa		1,480,000	1,482,182
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.436%, 7/25/2048	A	[9]	950,000	971,509
FREMF Mortgage Trust, Series 2011-K702, Class B3,4, 4.766%, 4/25/2044	A3		230,000	238,960
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR	[7]	94,209,757	521,093
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.369%, 5/25/2045	AA	[9]	1,300,000	1,305,732
FREMF Mortgage Trust, Series 2014-K716, Class B3,4, 3.953%, 8/25/2047	A2		2,550,000	2,617,360
FREMF Mortgage Trust, Series 2015-K42, Class B3,4, 3.985%, 12/25/2024	A3		1,900,000	1,893,520
FREMF Mortgage Trust, Series 2015-K43, Class B3,4, 3.863%, 2/25/2048	WR	[7]	1,500,000	1,385,818
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,4], 3.495%, 12/15/2019	AA	[9]	2,000,000	2,024,351
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,4], 3.495%, 12/15/2019	BBB	[9]	1,150,000	1,088,522
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class A4[3], 6.129%, 7/10/2038	Aaa		263,042	263,428
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	Aaa		2,117,318	2,124,095
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[3], 6.147%, 4/17/2045	Aaa		461,393	461,161
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA	[9]	750,000	803,360
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3[4], 4.106%, 7/1/2046	AAA	[9]	3,790,000	3,957,178
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	WR	[7]	802,722	803,427
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	AAA	[9]	962,369	976,783

10

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	AAA	[9]		1,316,368	$1,348,659
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	Aaa			1,292,923	1,295,744
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	Aaa			1,577,768	1,584,947
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	WR	[7]		1,900,000	1,899,331
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,4], 3.75%, 11/25/2054	AAA	[9]		1,469,023	1,515,524
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3], 3.75%, 8/25/2055	Aaa			2,043,828	2,110,657
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA	[9]		420,000	464,820
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.386%, 11/15/2026	AAA	[9]		2,000,000	1,990,066
Sequoia Mortgage Trust, Series 2012-2, Class A2[3], 3.50%, 4/25/2042	WR	[7]		354,475	355,279
Sequoia Mortgage Trust, Series 2013-2, Class A3, 1.874%, 2/25/2043	AAA	[9]		994,931	941,878
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[9]		793,439	794,011
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa			1,070,641	1,066,922
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AAA	[9]		1,195,000	1,269,570
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045	Aaa			714,510	714,724
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa			1,350,000	1,468,485
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,4], 4.869%, 2/15/2044	Aaa			1,550,000	1,730,788
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,4], 3.50%, 1/20/2045	WR	[7]		1,521,709	1,562,959
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,4], 3.50%, 3/20/2045	Aaa			1,740,624	1,780,251

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $66,165,388)					66,217,894

FOREIGN GOVERNMENT BONDS - 3.1%
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Ba2			1,300,000	1,537,250
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			2,600,000	2,385,500
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP	1,800,000,000	2,781,012
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[7]	KRW	5,000,000,000	4,410,458
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3		MYR	8,905,000	2,303,091
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	64,000,000	3,745,103
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	35,000,000	2,237,829
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	126,000,000	7,643,154

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $31,788,274)					27,043,397

11

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES - 5.8%
U.S. Treasury Notes - 5.8%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/2018	17,259,316	$17,564,719
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/2020	18,058,488	18,437,066
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/2025	14,003,640	14,121,607

TOTAL U.S. TREASURY SECURITIES (Identified Cost $48,808,651)		50,123,392

U.S. GOVERNMENT AGENCIES - 2.1%

Mortgage-Backed Securities - 2.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	708,109	761,083
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	56,894	60,614
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	70,288	76,474
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	488,155	525,057
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	87,509	95,194
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	854,541	920,263
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	55,192	60,528
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029	157,488	172,110
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	548,397	600,218
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,189,199	1,282,469
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	266,857	300,378
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	288,479	323,336
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	375,329	422,102
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	928,541	1,058,959
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	370,261	415,951
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	240,958	254,240
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	88,046	96,550
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	62,965	68,989
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	47,572	52,097
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	85,056	93,008
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	36,936	40,252
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	371,707	406,694
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	947,292	1,037,111
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	957,366	1,047,444
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	279,620	305,930
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,277,687	1,378,007
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	1,888,472	2,037,099
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	955,495	1,075,437
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	408,964	458,471
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	481,443	537,054
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	324,696	363,500
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	35,523	39,764
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	299,622	339,609

12

Investment Portfolio - March 31, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,093,662	$1,222,435

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $17,426,188)		17,928,427

SHORT-TERM INVESTMENT - 5.2%
Dreyfus Cash Management, Inc. - Institutional Shares[13], 0.30%, (Identified Cost $45,548,194)	45,548,194	45,548,194

TOTAL INVESTMENTS - 96.9% (Identified Cost $856,190,320)		841,043,294
OTHER ASSETS, LESS LIABILITIES - 3.1%		27,349,111

NET ASSETS - 100%		$868,392,405

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2016:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED APPRECIATION
53	Euro-Bund	Eurex	June 2016	9,849,638	$31,321
359	U.S. Treasury Notes (2 Year)	CBOT	June 2016	78,531,250	263,215

Total					294,536

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2016:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED DEPRECIATION
59	Euro-OAT	Eurex	June 2016	10,623,639	$(145,686)
17	Fed Fund 30 Day	CBOT	January 2017	7,044,584	(1,798)
223	U.S. Ultra Treasury Bonds (10 Year)	CBOT	June 2016	31,387,250	(297,470)
152	U.S. Treasury Notes (5 Year)	CBOT	June 2016	18,416,938	(125,880)

Total					(570,834)

CBOT - Chicago Board of Trade

CLP - Chilean Peso

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

*Non-income producing security.

#Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3The coupon rate is floating and is the effective rate as of March 31, 2016.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $220,852,279 or 25.4%, of the Series’ net assets as of March 31, 2016.

13

Investment Portfolio - March 31, 2016

(unaudited)

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of March 31, 2016; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

7Credit rating has been withdrawn. As of March 31, 2016, there is no rating available (unaudited).

8The rate shown is a fixed rate as of March 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

9Credit ratings from S&P (unaudited).

10The rate shown is a fixed rate as of March 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

11Represents a Payment-In-Kind bond.

12Issuer filed for bankruptcy and/or is in default of interest payments.

13Rate shown is the current yield as of March 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$856,190,320
Unrealized appreciation	8,814,269
Unrealized depreciation	(23,961,295)

Net unrealized depreciation	$(15,147,026)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

Investment Portfolio - March 31, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$37,818,429	$—	$37,818,429	$—
U.S. Treasury and other U.S. Government agencies	68,051,819	—	68,051,819	—
Corporate debt:
Consumer Discretionary	64,777,127	—	64,777,127	—
Consumer Staples	8,953,373	—	8,953,373	—
Energy	59,583,030	—	59,583,030	—
Financials	246,105,598	—	246,105,598	—
Health Care	12,947,930	—	12,947,930	—
Industrials	79,894,704	—	79,894,704	—
Information Technology	16,984,754	—	16,984,754	—
Materials	34,757,739	—	34,757,739	—
Telecommunication Services	36,311,690	—	36,311,690	—
Utilities	21,459,605	—	21,459,605	—
Asset-backed securities	14,588,011	—	14,588,011	—
Commercial mortgage-backed securities	66,217,894	—	66,217,894	—
Foreign government bonds	27,043,397	—	27,043,397	—
Mutual funds	45,548,194	45,548,194	—	—
Other financial instruments*:
Interest rate contracts	294,536	294,536	—	—

Total assets	841,337,830	45,842,730	795,495,100	—

Liabilities:
Other financial instruments*:
Interest rate contracts	(570,834)	(570,834)	—	—

Total liabilities	(570,834)	(570,834)	—	—

Total	$840,766,996	$45,271,896	$795,495,100	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation/depreciation on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - March 31, 2016

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

LOAN ASSIGNMENTS - 3.2%
Berry Plastics Group, Inc., Term Loan D2, 3.50%, 2/8/2020	Ba3	$1,241,032	$1,234,827
CHS - Community Health Systems, Inc., Term Loan G2, 3.75%, 12/31/2019	Ba2	1,488,750	1,460,627
Valeant Pharmaceuticals International, Inc., Series D-2, Term Loan B2, 5.25%, 2/13/2019	Ba1	3,000,000	2,833,500

TOTAL LOAN ASSIGNMENTS (Identified Cost $5,706,638)			5,528,954

CORPORATE BONDS - 92.8%

Non-Convertible Corporate Bonds - 92.8%
Consumer Discretionary - 13.9%
Auto Components - 0.7%
Techniplas LLC[3], 10.00%, 5/1/2020	Caa1	1,805,000	1,290,575

Household Durables - 6.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B1	3,710,000	3,283,350
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3	1,515,000	1,598,325
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3	1,523,000	1,621,995
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	2,490,000	2,471,325
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	1,930,000	1,770,775

			10,745,770

Media - 7.0%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.875%, 4/1/2024	B1	1,940,000	2,032,150
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	Ba3	2,475,000	2,635,875
DISH DBS Corp., 5.00%, 3/15/2023	Ba3	495,000	436,838
Numericable-SFR S.A. (France)[3], 6.25%, 5/15/2024	B1	380,000	368,410
Sinclair Television Group, Inc.[3], 5.625%, 8/1/2024	B1	1,708,000	1,716,540
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	Ba3	1,670,000	1,699,225
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	B1	3,350,000	3,266,250

			12,155,288

Total Consumer Discretionary			24,191,633

Consumer Staples - 5.1%
Food & Staples Retailing - 1.5%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	B1	2,645,000	2,506,138

Food Products - 2.2%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	Baa3	1,601,000	1,953,628
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1	2,185,000	1,884,562

			3,838,190

Household Products - 1.4%
HRG Group, Inc., 7.75%, 1/15/2022	Caa1	2,490,000	2,471,325

Total Consumer Staples			8,815,653

1

Investment Portfolio - March 31, 2016

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 6.7%
Energy Equipment & Services - 0.1%
FTS International, Inc., 6.25%, 5/1/2022	Caa2		$1,510,000	$166,100

Oil, Gas & Consumable Fuels - 6.6%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	B3		380,000	334,875
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1		1,155,000	866,250
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	Ba2		380,000	326,800
Laredo Petroleum, Inc., 5.625%, 1/15/2022	B3		585,000	488,475
Oasis Petroleum, Inc., 6.875%, 1/15/2023	Caa1		380,000	280,250
PBF Holding Co. LLC - PBF Finance Corp.[3], 7.00%, 11/15/2023	B1		1,795,000	1,703,006
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3		4,355,000	4,186,244
Transocean, Inc., 3.00%, 10/15/2017	B2		815,000	774,250
Weatherford International LLC, 6.35%, 6/15/2017	Ba3		815,000	806,850
WPX Energy, Inc., 6.00%, 1/15/2022	B2		2,250,000	1,642,500

				11,409,500

Total Energy				11,575,600

Financials - 18.5%
Banks - 4.8%
CIT Group, Inc., 5.00%, 5/15/2017	B1		1,500,000	1,526,250
Lloyds Bank plc (United Kingdom)[3,4,5], 12.00%	BB	[6]	2,590,000	3,466,352
Popular, Inc., 7.00%, 7/1/2019	B2		3,420,000	3,325,950

				8,318,552

Capital Markets - 1.2%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[3], 5.00%, 8/1/2021	BBB	[6]	2,225,000	2,063,688

Consumer Finance - 3.0%
Ally Financial, Inc., 8.00%, 12/31/2018	B1		795,000	858,600
Ally Financial, Inc., 8.00%, 3/15/2020	Ba3		1,000,000	1,120,000
Navient Corp., 6.125%, 3/25/2024	Ba3		3,780,000	3,250,800

				5,229,400

Diversified Financial Services - 1.6%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1		1,470,000	1,271,550
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	B1		1,705,000	1,444,987

				2,716,537

Real Estate Investment Trusts (REITS) - 2.4%
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2		1,437,000	1,465,740
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B2		2,795,000	2,746,087

				4,211,827

2

Investment Portfolio - March 31, 2016

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Management & Development - 2.2%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	Caa1	$1,850,000	$1,840,750
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	B2	2,000,000	2,065,000

			3,905,750

Thrifts & Mortgage Finance - 3.3%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	1,625,000	1,614,844
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3	2,655,000	2,323,125
Radian Group, Inc., 7.00%, 3/15/2021	Ba3	1,710,000	1,770,705

			5,708,674

Total Financials			32,154,428

Health Care - 7.4%
Biotechnology - 1.3%
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	B3	2,575,000	2,272,437

Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/2019	Caa2	415,000	361,307

Health Care Providers & Services - 3.0%
HCA, Inc., 7.50%, 2/15/2022	B1	1,405,000	1,591,163
Kindred Healthcare, Inc., 8.75%, 1/15/2023	B2	380,000	363,850
Tenet Healthcare Corp.[2,3], 4.134%, 6/15/2020	Ba2	1,680,000	1,667,400
Tenet Healthcare Corp., 8.125%, 4/1/2022	B3	1,590,000	1,635,712

			5,258,125

Pharmaceuticals - 2.9%
Concordia Healthcare Corp. (Canada)[3], 7.00%, 4/15/2023	Caa2	2,795,000	2,396,713
Horizon Pharma Financing, Inc.[3], 6.625%, 5/1/2023	B2	1,255,000	1,107,538
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	B1	1,625,000	1,474,687

			4,978,938

Total Health Care			12,870,807

Industrials - 12.5%
Aerospace & Defense - 1.8%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1	3,489,000	3,174,990

Air Freight & Logistics - 0.5%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[3,7], 10.00%, 2/15/2018	Caa3	1,485,000	920,700

Airlines - 1.4%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	2,435,000	2,501,963

3

Investment Portfolio - March 31, 2016

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 1.4%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	B3		$1,590,000	$1,383,300
Modular Space Corp.[3], 10.25%, 1/31/2019	Caa2		1,720,000	954,600

				2,337,900

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)*[3,8], 7.75%, 2/1/2020	Ca		1,620,000	141,750

Machinery - 2.7%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	Ba1		2,500,000	2,687,500
Waterjet Holdings, Inc.[3], 7.625%, 2/1/2020	B2		1,925,000	1,915,375

				4,602,875

Road & Rail - 0.2%
The Hertz Corp., 6.25%, 10/15/2022	B2		380,000	380,000

Trading Companies & Distributors - 4.4%
Aircastle Ltd., 5.50%, 2/15/2022	Ba1		1,575,000	1,642,914
Aviation Capital Group Corp.[3], 3.875%, 9/27/2016	BBB	[6]	1,645,000	1,653,225
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		1,235,000	1,211,844
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		3,330,000	3,155,175

				7,663,158

Total Industrials				21,723,336

Information Technology - 1.4%
Internet Software & Services - 0.4%
VeriSign, Inc., 5.25%, 4/1/2025	Ba1		745,000	750,587

Technology Hardware, Storage & Peripherals - 1.0%
Western Digital Corp.[3], 10.50%, 4/1/2024	Ba2		1,740,000	1,744,350

Total Information Technology				2,494,937

Materials - 5.9%
Chemicals - 1.5%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	B2		2,450,000	2,333,625
Platform Specialty Products Corp.[3], 10.375%, 5/1/2021	Caa1		300,000	290,250

				2,623,875

Containers & Packaging - 1.7%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2,3], 3.634%, 12/15/2019	Ba3		2,980,000	2,935,300

Metals & Mining - 2.7%
Alcoa, Inc., 5.87%, 2/23/2022	Ba1		2,610,000	2,609,191
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	Ba2		400,000	447,000

4

Investment Portfolio - March 31, 2016

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B3	$2,365,000	$1,643,675

			4,699,866

Total Materials			10,259,041

Telecommunication Services - 13.0%
Diversified Telecommunication Services - 6.3%
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	3,460,000	3,468,650
CyrusOne Finance LP - CyrusOne Finance Corp., 6.375%, 11/15/2022	B1	800,000	830,000
Frontier Communications Corp.[3], 11.00%, 9/15/2025	Ba3	4,285,000	4,306,425
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba2	2,430,000	2,288,756

			10,893,831

Wireless Telecommunication Services - 6.7%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	B1	3,165,000	3,220,388
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	B1	870,000	872,175
Cogent Communications Group, Inc.[3], 5.375%, 3/1/2022	B1	350,000	343,875
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	B2	2,440,000	2,299,700
Sprint Communications, Inc., 6.00%, 11/15/2022	Caa1	380,000	277,875
Sprint Corp., 7.25%, 9/15/2021	Caa1	585,000	446,794
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3	2,365,000	2,495,075
Wind Acquisition Finance SA (Italy)[3], 4.75%, 7/15/2020	Ba3	1,755,000	1,658,475

			11,614,357

Total Telecommunication Services			22,508,188

Utilities - 8.4%
Independent Power and Renewable Electricity Producers - 8.4%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019	B2	3,095,000	2,847,400
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	B3	2,560,000	2,486,400
NRG Energy, Inc., 6.25%, 7/15/2022	B1	1,805,000	1,678,650
Talen Energy Supply LLC[3], 4.625%, 7/15/2019	B1	3,550,000	3,079,625
TerraForm Global Operating LLC[3], 9.75%, 8/15/2022	Caa1	2,570,000	1,927,500
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	Caa1	3,150,000	2,457,000

Total Utilities			14,476,575

Total Non-Convertible Corporate Bonds (Identified Cost $170,954,349)			161,070,198

5

Investment Portfolio - March 31, 2016

(unaudited)

HIGH YIELD BOND SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 5.6%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.30%, (Identified Cost $ 9,700,105)	9,700,105	$9,700,105

TOTAL INVESTMENTS - 101.6% (Identified Cost $ 186,361,092)		176,299,257
LIABILITIES, LESS OTHER ASSETS - (1.6%)		(2,802,297)

NET ASSETS - 100%		$173,496,960

*Non-income producing security.

1Credit ratings from Moody’s (unaudited).

2The coupon rate is floating and is the effective rate as of March 31, 2016.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $95,732,054 or 55.2% of the Series’ net assets as of March 31, 2016.

4Security is perpetual in nature and has no stated maturity date.

5The rate shown is a fixed rate as of March 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

6Credit ratings from S&P (unaudited).

7Represents a Payment-In-Kind bond.

8Issuer filed for bankruptcy and/or is in default of interest payments.

9Rate shown is the current yield as of March 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$186,442,248
Unrealized appreciation	1,855,904
Unrealized depreciation	(11,998,895)

Net unrealized depreciation	$(10,142,991)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Investment Portfolio - March 31, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$5,528,954	$—	$5,528,954	$—
Corporate debt:
Consumer Discretionary	24,191,633	—	24,191,633	—
Consumer Staples	8,815,653	—	8,815,653	—
Energy	11,575,600	—	11,575,600	—
Financials	32,154,428	—	32,154,428	—
Health Care	12,870,807	—	12,870,807	—
Industrials	21,723,336	—	21,723,336	—
Information Technology	2,494,937	—	2,494,937	—
Materials	10,259,041	—	10,259,041	—
Telecommunication Services	22,508,188	—	22,508,188	—
Utilities	14,476,575	—	14,476,575	—
Mutual fund	9,700,105	9,700,105	—	—

Total assets	$176,299,257	$9,700,105	$166,599,152	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2016

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 95.1%
Consumer Discretionary - 8.1%
Diversified Consumer Services - 6.2%
Fu Shou Yuan International Group Ltd. (China)[1]	4,414,000	$3,161,695
Kroton Educacional S.A. (Brazil)	779,070	2,487,373

		5,649,068

Media - 1.9%
Global Mediacom Tbk PT (Indonesia)[1]	19,040,380	1,729,378

Total Consumer Discretionary		7,378,446

Consumer Staples - 17.8%
Beverages - 8.1%
Ambev S.A. - ADR (Brazil)	476,690	2,469,254
Cia Cervecerias Unidas S.A. - ADR (Chile)	143,960	3,231,902
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	17,710	1,705,650

		7,406,806

Food Products - 5.8%
Sao Martinho S.A. (Brazil)	254,900	3,392,145
Tiger Brands Ltd. (South Africa)[1]	84,740	1,863,940

		5,256,085

Tobacco - 3.9%
Gudang Garam Tbk PT (Indonesia)[1]	733,140	3,608,936

Total Consumer Staples		16,271,827

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cosan S.A. Industria e Comercio (Brazil)	274,220	2,393,176

Financials - 6.8%
Banks - 3.2%
ICICI Bank Ltd. - ADR (India)	321,530	2,302,155
IDFC Bank Ltd. (India)*[1]	880,050	640,405

		2,942,560

Diversified Financial Services - 3.6%
IDFC Ltd. (India)[1]	880,050	537,366
JSE Ltd. (South Africa)[1]	271,000	2,731,637

		3,269,003

Total Financials		6,211,563

Health Care - 27.4%
Health Care Equipment & Supplies - 8.8%
Ginko International Co. Ltd. (Taiwan)[1]	205,030	2,045,086
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	5,178,000	3,302,289
St. Shine Optical Co. Ltd. (Taiwan)[1]	133,360	2,719,206

		8,066,581

1

Investment Portfolio - March 31, 2016

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services - 11.6%
Apollo Hospitals Enterprise Ltd. (India)[1]	105,674	$2,120,565
Fortis Healthcare Ltd. (India)*[1]	1,354,220	3,587,779
KPJ Healthcare Berhad (Malaysia)[1]	2,657,640	2,908,656
Siloam International Hospitals Tbk PT (Indonesia)[1]	3,564,600	1,961,667

		10,578,667

Pharmaceuticals - 7.0%
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	3,926,500	3,038,540
Glenmark Pharmaceuticals Ltd. (India)[1]	131,640	1,580,157
Sun Pharmaceutical Industries Ltd. (India)[1]	141,770	1,754,873

		6,373,570

Total Health Care		25,018,818

Industrials - 2.9%
Commercial Services & Supplies - 1.1%
MiX Telematics Ltd. - ADR (South Africa)	254,040	1,003,458

Electrical Equipment - 1.8%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,672,867

Total Industrials		2,676,325

Information Technology - 19.9%
Electronic Equipment, Instruments & Components - 2.9%
PAX Global Technology Ltd. (Hong Kong)[1]	2,587,000	2,587,814

Internet Software & Services - 10.5%
Alibaba Group Holding Ltd. - ADR (China)*	40,870	3,229,956
Baidu, Inc. - ADR (China)*	17,810	3,399,573
Tencent Holdings Ltd. - Class H (China)[1]	144,900	2,962,389

		9,591,918

Semiconductors & Semiconductor Equipment - 3.3%
MediaTek, Inc. (Taiwan)[1]	396,000	3,037,665

Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,550	2,926,398

Total Information Technology		18,143,795

Materials - 2.0%
Chemicals - 2.0%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	89,010	1,829,155

Telecommunication Services - 7.6%
Diversified Telecommunication Services - 2.5%
Bharti Infratel Ltd. (India)[1]	390,390	2,251,597

Wireless Telecommunication Services - 5.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	184,820	2,870,255

2

Investment Portfolio - March 31, 2016

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
China Mobile Ltd. - Class H (China)[1]	160,430	$1,776,757

		4,647,012

Total Telecommunication Services		6,898,609

TOTAL COMMON STOCKS (Identified Cost $91,029,389)		86,821,714

MUTUAL FUND - 1.9%
iShares MSCI India ETF (Identified Cost $1,785,881)	64,780	1,756,834

SHORT-TERM INVESTMENT - 3.7%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.30%, (Identified Cost $3,424,583)	3,424,583	3,424,583

TOTAL INVESTMENTS - 100.7% (Identified Cost $96,239,853)		92,003,131
LIABILITIES, LESS OTHER ASSETS - (0.7%)		(660,106)

NET ASSETS - 100%		$91,343,025

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

China 19.5%; India 16.2%; Brazil 11.8%; Taiwan 10.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$96,239,853
Unrealized appreciation	8,825,572
Unrealized depreciation	(13,062,294)

Net unrealized depreciation	$(4,236,722)

3

Investment Portfolio - March 31, 2016

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$7,378,446	$2,487,373	$4,891,073	$—
Consumer Staples	16,271,827	10,798,951	5,472,876	—
Energy	2,393,176	2,393,176	—	—
Financials	6,211,563	2,302,155	3,909,408	—
Health Care	25,018,818	3,038,540	21,980,278	—
Industrials	2,676,325	1,003,458	1,672,867	—
Information Technology	18,143,795	6,629,529	11,514,266	—
Materials	1,829,155	1,829,155	—	—
Telecommunication Services	6,898,609	2,870,255	4,028,354	—
Mutual funds	5,181,417	5,181,417	—	—

Total assets	$92,003,131	$38,534,009	$53,469,122	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 40.2%
Non-Convertible Corporate Bonds - 40.2%
Consumer Discretionary - 3.3%
Auto Components - 0.4%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	Baa1	500,000	$529,774
Techniplas LLC[3], 10.00%, 5/1/2020	Caa1	310,000	221,650

			751,424

Automobiles - 0.3%
Ford Motor Credit Co. LLC[4], 2.211%, 1/8/2019	Baa2	400,000	399,445
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa2	275,000	326,574

			726,019

Household Durables - 1.4%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B1	590,000	522,150
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3	245,000	258,475
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3	250,000	266,250
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,280,000	1,331,206
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	390,000	387,075
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	345,000	316,537

			3,081,693

Media - 1.0%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.875%, 4/1/2024	B1	310,000	324,725
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	Ba3	250,000	266,250
DISH DBS Corp., 5.00%, 3/15/2023	Ba3	75,000	66,188
Numericable-SFR S.A. (France)[3], 6.25%, 5/15/2024	B1	60,000	58,170
Sinclair Television Group, Inc.[3], 5.625%, 8/1/2024	B1	250,000	251,250
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	Ba3	280,000	284,900
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	Baa2	250,000	317,592
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	B1	495,000	482,625

			2,051,700

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	Baa3	500,000	504,633

Total Consumer Discretionary			7,115,469

Consumer Staples - 1.4%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.30%, 2/1/2023	A3	250,000	259,906
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	350,000	407,930
PepsiCo, Inc., 3.10%, 7/17/2022	A1	750,000	800,362

			1,468,198

Food & Staples Retailing - 0.4%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	B1	400,000	379,000

1

Investment Portfolio - March 31, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
CVS Health Corp., 3.50%, 7/20/2022	Baa1	400,000	$428,764

			807,764

Food Products - 0.1%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1	380,000	327,750

Household Products - 0.2%
HRG Group, Inc., 7.75%, 1/15/2022	Caa1	395,000	392,038

Total Consumer Staples			2,995,750

Energy - 5.4%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	575,000	644,485
Ensco plc, 4.70%, 3/15/2021	B1	800,000	558,296
Ensco plc, 5.20%, 3/15/2025	B1	750,000	420,000
FTS International, Inc., 6.25%, 5/1/2022	Caa2	245,000	26,950
Schlumberger Holdings Corp.[3], 3.625%, 12/21/2022	A2	750,000	771,448

			2,421,179

Oil, Gas & Consumable Fuels - 4.3%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	B3	60,000	52,875
Chevron Corp., 1.79%, 11/16/2018	Aa2	500,000	506,034
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3	400,000	399,178
Columbia Pipeline Group, Inc.[3], 2.45%, 6/1/2018	Baa2	400,000	395,982
Columbia Pipeline Group, Inc.[3], 4.50%, 6/1/2025	Baa2	400,000	397,174
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1	180,000	135,000
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	Baa3	100,000	114,086
Hiland Partners LP - Hiland Partners Finance Corp.[3], 7.25%, 10/1/2020	Baa3	1,100,000	1,141,250
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	Ba2	60,000	51,600
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	Baa3	1,500,000	1,521,848
Laredo Petroleum, Inc., 5.625%, 1/15/2022	B3	100,000	83,500
Oasis Petroleum, Inc., 6.875%, 1/15/2023	Caa1	60,000	44,250
PBF Holding Co. LLC - PBF Finance Corp.[3], 7.00%, 11/15/2023	B1	255,000	241,931
Petrobras Global Finance B.V. (Brazil)[4], 2.238%, 5/20/2016	B3	1,400,000	1,395,100
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	Baa3	350,000	368,375
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3	950,000	884,925
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3	725,000	696,906
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017	A3	250,000	250,445
Transocean, Inc., 3.00%, 10/15/2017	B2	120,000	114,000
Weatherford International LLC, 6.35%, 6/15/2017	Ba3	120,000	118,800

2

Investment Portfolio - March 31, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc., 6.00%, 1/15/2022	B2			320,000	$233,600

					9,146,859

Total Energy					11,568,038

Financials - 17.8%
Banks - 6.8%
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	Aa2		EUR	100,000	131,604
Bank of America Corp., 5.42%, 3/15/2017	Baa3			500,000	517,085
Bank of America Corp., 6.875%, 4/25/2018	Baa1			480,000	527,050
Bank of America Corp., 4.00%, 1/22/2025	Baa3			375,000	375,569
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3			300,000	381,194
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2			845,000	937,866
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA	[5]	EUR	50,000	65,656
Citigroup, Inc., 3.875%, 3/26/2025	Baa3			1,000,000	990,875
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa		AUD	1,680,000	1,319,967
Cooperatieve Rabobank U.A. (Netherlands)[6,7], 8.40%	WR	[8]		100,000	105,450
ING Bank N.V. (Netherlands)[3], 1.80%, 3/16/2018	A1			150,000	150,437
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1			790,000	812,847
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa1			350,000	400,409
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3			820,000	927,378
Lloyds Bank plc (United Kingdom)[3,6,9], 12.00%	BB	[5]		385,000	515,269
Lloyds Banking Group plc (United Kingdom)[3], 4.582%, 12/10/2025	Baa2			1,847,000	1,810,793
Popular, Inc., 7.00%, 7/1/2019	B2			530,000	515,425
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa		CAD	1,995,000	1,612,283
Santander Bank N.A., 8.75%, 5/30/2018	Baa2			300,000	334,216
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2			500,000	494,446
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa		AUD	2,100,000	1,651,437

					14,577,256

Capital Markets - 3.2%
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	A3			330,000	334,245
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3			1,790,000	1,936,411
The Goldman Sachs Group, Inc.[4], 2.236%, 11/29/2023	A3			350,000	348,954
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2			500,000	508,394
Morgan Stanley, 5.75%, 1/25/2021	A3			1,515,000	1,734,093
Morgan Stanley, 5.00%, 11/24/2025	Baa2			800,000	865,774
UBS AG (Switzerland)[4], 7.25%, 2/22/2022	BBB	[5]		400,000	411,000
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB	[5]		250,000	286,332
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	BBB	[5]		400,000	404,661

					6,829,864

3

Investment Portfolio - March 31, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 0.4%
Ally Financial, Inc., 8.00%, 12/31/2018	B1	120,000	$129,600
Ally Financial, Inc., 8.00%, 3/15/2020	Ba3	225,000	252,000
Navient Corp., 6.125%, 3/25/2024	Ba3	615,000	528,900

			910,500

Diversified Financial Services - 0.8%
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	Baa2	350,000	381,391
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1	500,000	432,500
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	B1	300,000	254,250
Peachtree Corners Funding Trust[3], 3.976%, 2/15/2025	Baa2	100,000	100,111
Voya Financial, Inc., 2.90%, 2/15/2018	Baa2	370,000	375,700
Voya Financial, Inc., 5.50%, 7/15/2022	Baa2	270,000	302,013

			1,845,965

Insurance - 3.2%
Aegon N.V. (Netherlands)[4,6], 2.074%	Baa1	435,000	268,953
American International Group, Inc., 4.875%, 6/1/2022	Baa1	1,875,000	2,061,823
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	2,600,000	2,759,710
AXA S.A. (France)[4,6], 1.825%	A3	425,000	293,408
First American Financial Corp., 4.30%, 2/1/2023	Baa3	565,000	568,830
Prudential Financial, Inc.[10], 5.875%, 9/15/2042	Baa2	800,000	836,000

			6,788,724

Real Estate Investment Trusts (REITS) - 2.6%
American Tower Corp., 2.80%, 6/1/2020	Baa3	500,000	502,544
American Tower Corp., 3.30%, 2/15/2021	Baa3	500,000	508,561
AvalonBay Communities, Inc., 4.20%, 12/15/2023	Baa1	500,000	540,889
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,110,000	1,234,560
HCP, Inc., 6.70%, 1/30/2018	Baa1	865,000	931,464
HCP, Inc., 4.00%, 6/1/2025	Baa1	400,000	384,397
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B2	475,000	466,687
Welltower, Inc., 4.95%, 1/15/2021	Baa2	635,000	690,173
Welltower, Inc., 4.00%, 6/1/2025	Baa2	300,000	300,164

			5,559,439

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	Caa1	250,000	248,750
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	B2	284,000	293,230

			541,980

Thrifts & Mortgage Finance - 0.6%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	575,000	571,406

4

Investment Portfolio - March 31, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3	430,000	$376,250
Radian Group, Inc., 7.00%, 3/15/2021	Ba3	255,000	264,052

			1,211,708

Total Financials			38,265,436

Health Care - 1.9%
Biotechnology - 0.2%
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	B3	420,000	370,650

Health Care Equipment & Supplies - 0.0%#
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/2019	Caa2	60,000	52,237

Health Care Providers & Services - 1.3%
FMC Finance VIII S.A. (Germany)[3], 6.50%, 9/15/2018	Ba2	EUR 1,540,000	1,993,320
HCA, Inc., 7.50%, 2/15/2022	B1	225,000	254,813
Kindred Healthcare, Inc., 8.75%, 1/15/2023	B2	60,000	57,450
Tenet Healthcare Corp.[3,4], 4.134%, 6/15/2020	Ba2	280,000	277,900
Tenet Healthcare Corp., 8.125%, 4/1/2022	B3	255,000	262,331

			2,845,814

Pharmaceuticals - 0.4%
Concordia Healthcare Corp. (Canada)[3], 7.00%, 4/15/2023	Caa2	425,000	364,438
Horizon Pharma Financing, Inc.[3], 6.625%, 5/1/2023	B2	290,000	255,925
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	B1	275,000	249,563

			869,926

Total Health Care			4,138,627

Industrials - 4.1%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1	590,000	536,900

Airlines - 0.4%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	390,000	400,725
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1	400,000	411,475

			812,200

Commercial Services & Supplies - 0.2%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	B3	265,000	230,550
Modular Space Corp.[3], 10.25%, 1/31/2019	Caa2	255,000	141,525

			372,075

Construction & Engineering - 0.0%#
Abengoa Finance S.A.U. (Spain)*[3,11], 7.75%, 2/1/2020	Ca	300,000	26,250

5

Investment Portfolio - March 31, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates - 0.9%
GE Capital International Funding Co.[3], 0.964%, 4/15/2016	A1		557,000	$557,031
General Electric Co.[4], 1.001%, 5/5/2026	A1		855,000	778,519
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	A1		500,000	520,416

				1,855,966

Machinery - 0.4%
Stanley Black & Decker, Inc., 2.451%, 11/17/2018	Baa2		500,000	507,717
Waterjet Holdings, Inc.[3], 7.625%, 2/1/2020	B2		325,000	323,375

				831,092

Trading Companies & Distributors - 2.0%
Air Lease Corp., 2.625%, 9/4/2018	BBB	[5]	1,000,000	993,687
Air Lease Corp., 3.375%, 1/15/2019	BBB	[5]	1,150,000	1,146,406
Aircastle Ltd., 5.50%, 2/15/2022	Ba1		255,000	265,996
Aviation Capital Group Corp.[3], 2.875%, 9/17/2018	BBB	[5]	1,250,000	1,255,100
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		435,000	426,844
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		240,000	227,400

				4,315,433

Total Industrials				8,749,916

Information Technology - 1.2%
Internet Software & Services - 0.2%
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A2		400,000	414,324
VeriSign, Inc., 5.25%, 4/1/2025	Ba1		115,000	115,862

				530,186

IT Services - 0.4%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3		400,000	411,676
Visa, Inc., 2.80%, 12/14/2022	A1		435,000	453,648

				865,324

Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM, Inc., 3.45%, 5/20/2025	A1		500,000	517,491

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.[3], 2.45%, 10/5/2017	Baa2		500,000	503,265
Western Digital Corp.[3], 10.50%, 4/1/2024	Ba2		260,000	260,650

				763,915

Total Information Technology				2,676,916

Materials - 1.8%
Chemicals - 0.8%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	B2		235,000	223,838

6

Investment Portfolio - March 31, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	700,000	$832,656
Platform Specialty Products Corp.[3], 10.375%, 5/1/2021	Caa1	45,000	43,537
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	Baa2	500,000	508,306

			1,608,337

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.634%, 12/15/2019	Ba3	500,000	492,500

Metals & Mining - 0.5%
Alcoa, Inc., 5.87%, 2/23/2022	Ba1	455,000	454,859
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	Ba2	60,000	67,050
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	Baa1	360,000	373,646
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B3	375,000	260,625

			1,156,180

Paper & Forest Products - 0.3%
Domtar Corp., 4.40%, 4/1/2022	Baa3	500,000	515,296

Total Materials			3,772,313

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc., 5.20%, 3/15/2020	Baa1	835,000	927,143
AT&T, Inc., 4.45%, 4/1/2024	Baa1	320,000	346,367
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	515,000	516,288
CyrusOne Finance LP - CyrusOne Finance Corp., 6.375%, 11/15/2022	B1	125,000	129,688
Frontier Communications Corp.[3], 11.00%, 9/15/2025	Ba3	645,000	648,225
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba2	360,000	339,075

			2,906,786

Wireless Telecommunication Services - 1.0%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	B1	535,000	544,363
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3	500,000	499,547
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	B2	340,000	320,450
Sprint Communications, Inc., 6.00%, 11/15/2022	Caa1	60,000	43,875
Sprint Corp., 7.25%, 9/15/2021	Caa1	90,000	68,737
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3	385,000	406,175
Wind Acquisition Finance SA (Italy)[3], 4.75%, 7/15/2020	Ba3	260,000	245,700

			2,128,847

Total Telecommunication Services			5,035,633

7

Investment Portfolio - March 31, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019	B2		400,000	$368,000
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	B3		250,000	242,813
NRG Energy, Inc., 6.25%, 7/15/2022	B1		295,000	274,350
Talen Energy Supply LLC[3], 4.625%, 7/15/2019	B1		580,000	503,150
TerraForm Global Operating LLC[3], 9.75%, 8/15/2022	Caa1		465,000	348,750
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	Caa1		490,000	382,200

Total Utilities				2,119,263

TOTAL CORPORATE BONDS (Identified Cost $90,045,939)				86,437,361

ASSET-BACKED SECURITIES - 0.2%
Home Partners of America Trust, Series 2016-1, Class A3,4, 2.091%, 3/17/2033 (Identified Cost $337,350)	Aaa		343,109	336,092

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4], 6.266%, 3/15/2049	Aaa		16,026	16,004
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AAA	[5]	1,096,221	1,107,389
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	Aaa		1,250,000	1,291,938
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[4], 1.705%, 10/25/2021	Aaa		4,053,483	281,193
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[4], 0.332%, 4/25/2023	Aaa		23,268,346	300,245
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[4], 1.703%, 10/25/2018	Aaa		5,961,391	205,145
GS Mortgage Securities Trust, Series 2006-GG8, Class A4, 5.56%, 11/10/2039	Aaa		354,441	356,569
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	Aaa		484,498	487,991
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A, 5.335%, 11/15/2038	AAA	[5]	1,204,412	1,221,391
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/2043	AAA	[5]	1,137,774	1,147,680
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4] , 3.75%, 8/25/2055	Aaa		232,253	239,847
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa		247,661	253,438

8

Investment Portfolio - March 31, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa			1,100,000	$1,207,924

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $8,188,738)					8,116,754

FOREIGN GOVERNMENT BONDS - 48.6%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD	600,000	504,982
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Ba2			400,000	473,000
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			1,200,000	1,101,000
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	Aaa		EUR	2,500,000	3,167,189
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	Aaa		EUR	1,800,000	2,226,137
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa		CAD	2,485,000	2,078,464
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa		CAD	800,000	624,237
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa		CAD	2,500,000	2,142,637
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	1,081,505
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2			1,500,000	1,536,714
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	Baa1		EUR	1,340,000	1,869,727
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	Baa1		EUR	2,000,000	2,357,279
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	Baa1		EUR	750,000	1,061,864
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2		EUR	2,835,000	4,204,417
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	Baa2		EUR	500,000	596,989
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2		EUR	4,410,000	6,562,199
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2		EUR	5,200,000	6,101,729
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	Aa2		KRW	2,400,000,000	2,103,694
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[8]	KRW	5,700,000,000	5,027,922
Mexican Government Bond (Mexico), 6.25%, 6/16/2016	A3		MXN	15,000,000	872,381
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	A3		MXN	33,570,000	1,986,032
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	51,500,000	3,013,637
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3		MXN	78,000,000	4,782,044
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	3,676,434
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	46,000,000	2,796,066
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	64,000,000	3,882,237
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	424,202
Norway Government Bond (Norway)[3], 4.25%, 5/19/2017	Aaa		NOK	17,800,000	2,242,774
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,508,894
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa2		EUR	1,415,000	1,742,163
Spain Government Bond (Spain)[3], 4.00%, 4/30/2020	Baa2		EUR	2,740,000	3,583,965
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa2		EUR	6,505,000	9,627,409
Spain Government Bond (Spain)[3], 1.60%, 4/30/2025	Baa2		EUR	4,500,000	5,255,232
United Kingdom Gilt, 1.75%, 9/7/2022	Aa1		GBP	3,050,000	4,576,467
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1		GBP	2,435,000	3,527,116

9

Investment Portfolio - March 31, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT2/ SHARES	VALUE

FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1	GBP 2,610,000	$4,088,823

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $108,225,113)			104,407,561

U.S. TREASURY SECURITIES - 0.9%
U.S. Treasury Bonds - 0.9%
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/2042 (Identified Cost $1,791,393)		1,960,658	1,902,808

U.S. GOVERNMENT AGENCIES - 3.3%
Mortgage-Backed Securities - 3.3%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		817,574	881,698
Fannie Mae, Pool #735500, 5.50%, 5/1/2035		981,884	1,111,977
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026		1,341,575	1,419,334
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034		854,855	921,976
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035		1,127,026	1,188,185
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038		1,360,587	1,520,634

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $6,878,412)			7,043,804

SHORT-TERM INVESTMENT - 4.2%
Dreyfus Cash Management, Inc. - Institutional Shares[12], 0.30%, (Identified Cost $9,088,489)		9,088,489	9,088,489

TOTAL INVESTMENTS - 101.2% (Identified Cost $224,555,434)			217,332,869
LIABILITIES, LESS OTHER ASSETS - (1.2%)			(2,572,488)

NET ASSETS - 100%			$214,760,381

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT MARCH 31, 2016[13]:
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
04/08/2016	EUR 11,000,000	12,146,750	$12,519,928	$(373,178)

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

SGD - Singapore Dollar

*Non-income producing security.

#Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

10

Investment Portfolio - March 31, 2016

(unaudited)

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $51,765,037 or 24.1% of the Series’ net assets as of March 31, 2016.

4The coupon rate is floating and is the effective rate as of March 31, 2016.

5Credit ratings from S&P (unaudited).

6Security is perpetual in nature and has no stated maturity date.

7The rate shown is a fixed rate as of March 31, 2016; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

8Credit rating has been withdrawn. As of March 31, 2016, there is no rating available (unaudited).

9The rate shown is a fixed rate as of March 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

10The rate shown is a fixed rate as of March 31, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

11Issuer filed for bankruptcy and/or is in default of interest payments.

12Rate shown is the current yield as of March 31, 2016.

13The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States - 38.2%; Mexico - 11.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$224,555,434
Unrealized appreciation	4,317,347
Unrealized depreciation	(11,539,912)

Net unrealized depreciation	$(7,222,565)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Investment Portfolio - March 31, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$8,946,612	$—	$8,946,612	$—
Corporate debt:
Consumer Discretionary	7,115,469	—	7,115,469	—
Consumer Staples	2,995,750	—	2,995,750	—
Energy	11,568,038	—	11,568,038	—
Financials	38,265,436	—	38,265,436	—
Health Care	4,138,627	—	4,138,627	—
Industrials	8,749,916	—	8,749,916	—
Information Technology	2,676,916	—	2,676,916	—
Materials	3,772,313	—	3,772,313	—
Telecommunication Services	5,035,633	—	5,035,633	—
Utilities	2,119,263	—	2,119,263	—
Asset-backed securities	336,092	—	336,092	—
Commercial mortgage-backed securities	8,116,754	—	8,116,754	—
Foreign government bonds	104,407,561	—	104,407,561	—
Mutual fund	9,088,489	9,088,489	—	—

Total assets	217,332,869	9,088,489	208,244,380	—

Liabilities:
Other financial instruments*:
Forward foreign currency exchange contracts	(373,178)	—	(373,178)	—

Total liabilities	(373,178)	—	(373,178)	—

Total	$216,959,691	$9,088,489	$207,871,202	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

*Other financial instruments are derivative instruments not reflected in tbe Investment Portfolio, such as forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - March 31, 2016

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	971,629	$9,638,555
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	162,747	2,268,698
Manning & Napier Fund, Inc. - Equity Income Series, Class I	264,334	2,770,221
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	45,134	377,318
Manning & Napier Fund, Inc. - Real Estate Series, Class I	170,892	1,302,199
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	385,046	3,553,975

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $20,567,455)		19,910,966
LIABILITIES, LESS OTHER ASSETS - (0.1)%		(28,043)

NET ASSETS - 100%		$19,882,923

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$20,869,227
Unrealized appreciation	16,286
Unrealized depreciation	(974,547)

Net unrealized depreciation	$(958,261)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$19,910,966	$19,910,966	$—	$—

Total assets:	$19,910,966	$19,910,966	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

1

Investment Portfolio - March 31, 2016

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2016

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	590,824	$5,860,975
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	326,738	4,554,730
Manning & Napier Fund, Inc. - Equity Income Series, Class I	483,240	5,064,358
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	166,970	1,395,868
Manning & Napier Fund, Inc. - Real Estate Series, Class I	179,863	1,370,556
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	268,288	2,476,300

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $21,681,903)		20,722,787
LIABILITIES, LESS OTHER ASSETS - (0.1)%		(28,373)

NET ASSETS - 100%		$20,694,414

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$21,878,160
Unrealized appreciation	—
Unrealized depreciation	(1,155,373)

Net unrealized depreciation	$(1,155,373)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$20,722,787	$20,722,787	$—	$—

Total assets:	$20,722,787	$20,722,787	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

1

Investment Portfolio - March 31, 2016

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2016

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 96.3%
Consumer Discretionary - 32.5%
Diversified Consumer Services - 2.0%
Houghton Mifflin Harcourt Co.*	261,270	$5,209,724

Hotels, Restaurants & Leisure - 1.9%
Dunkin’ Brands Group, Inc.	108,330	5,109,926

Internet & Catalog Retail - 3.0%
TripAdvisor, Inc.*	121,830	8,101,695

Media - 6.6%
AMC Networks, Inc. - Class A*	138,250	8,977,955
Discovery Communications, Inc. - Class A*	298,360	8,542,047

		17,520,002

Specialty Retail - 7.9%
Advance Auto Parts, Inc.	98,810	15,843,195
Monro Muffler Brake, Inc.	72,630	5,190,866

		21,034,061

Textiles, Apparel & Luxury Goods - 11.1%
Carter’s, Inc.	50,090	5,278,484
Gildan Activewear, Inc. (Canada)	279,920	8,540,359
lululemon athletica, Inc.*	234,120	15,852,265

		29,671,108

Total Consumer Discretionary		86,646,516

Consumer Staples - 5.2%
Food & Staples Retailing - 3.0%
Sprouts Farmers Market, Inc.*	271,260	7,877,390

Food Products - 2.2%
The WhiteWave Foods Co.*	143,750	5,842,000

Total Consumer Staples		13,719,390

Financials - 6.5%
Consumer Finance - 4.4%
SLM Corp.*	1,831,540	11,648,595

Diversified Financial Services - 2.1%
Morningstar, Inc.	62,710	5,535,412

Total Financials		17,184,007

Health Care - 17.6%
Biotechnology - 4.9%
Cepheid, Inc.*	236,940	7,904,318
Seattle Genetics, Inc.*	149,870	5,258,938

		13,163,256

Health Care Equipment & Supplies - 2.7%
LDR Holding Corp.*	277,340	7,069,397

1

Investment Portfolio - March 31, 2016

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services - 7.0%
Acadia Healthcare Co., Inc.*	86,780	$4,782,446
DaVita HealthCare Partners, Inc.*	189,830	13,929,725

		18,712,171

Health Care Technology - 3.0%
Cerner Corp.*	151,480	8,022,381

Total Health Care		46,967,205

Industrials - 12.1%
Commercial Services & Supplies - 4.3%
Stericycle, Inc.*	90,120	11,372,243

Road & Rail - 7.8%
Genesee & Wyoming, Inc. - Class A*	189,050	11,853,435
Kansas City Southern	104,990	8,971,396

		20,824,831

Total Industrials		32,197,074

Information Technology - 22.4%
Electronic Equipment, Instruments & Components - 5.2%
FLIR Systems, Inc.	151,490	4,991,596
Trimble Navigation Ltd.*	364,370	9,036,376

		14,027,972

Internet Software & Services - 11.9%
Benefitfocus, Inc.*	169,973	5,668,600
Envestnet, Inc.*	297,920	8,103,424
Match Group, Inc.*	394,140	4,359,188
MercadoLibre, Inc. (Argentina)	69,610	8,203,539
Q2 Holdings, Inc.*	219,929	5,287,093

		31,621,844

Software - 5.3%
ServiceNow, Inc.*	90,630	5,544,743
The Ultimate Software Group, Inc.*	44,330	8,577,855

		14,122,598

Total Information Technology		59,772,414

TOTAL COMMON STOCKS (Identified Cost $265,275,799)		256,486,606

2

Investment Portfolio - March 31, 2016

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE
SHORT-TERM INVESTMENT - 4.6%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.30% (Identified Cost $ 12,227,130)	12,227,130	$12,227,130

TOTAL INVESTMENTS - 100.9% (Identified Cost $ 277,502,929)		268,713,736
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(2,455,392)

NET ASSETS - 100%		$266,258,344

*Non-income producing security.

1Rate shown is the current yield as of March 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and appreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$277,658,525
Unrealized appreciation	16,203,478
Unrealized depreciation	(25,148,267)

Net unrealized depreciation	$(8,944,789)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

Investment Portfolio - March 31, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$86,646,516	$86,646,516	$—	$—
Consumer Staples	13,719,390	13,719,390	—	—
Financials	17,184,007	17,184,007	—	—
Health Care	46,967,205	46,967,205	—	—
Industrials	32,197,074	32,197,074	—	—
Information Technology	59,772,414	59,772,414	—	—
Mutual fund	12,227,130	12,227,130	—	—

Total assets	$268,713,736	$268,713,736	$—	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2016

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 94.6%
Consumer Discretionary - 7.2%
Multiline Retail - 2.7%
Dollar General Corp.	15,510	$1,327,656
Macy’s, Inc.	18,020	794,502

		2,122,158

Specialty Retail - 4.5%
DSW, Inc. - Class A	33,510	926,216
Staples, Inc.[1]	156,150	1,722,334
Williams-Sonoma, Inc.	17,270	945,360

		3,593,910

Total Consumer Discretionary		5,716,068

Consumer Staples - 6.9%
Beverages - 4.0%
The Coca-Cola Co.	19,880	922,233
Diageo plc (United Kingdom)[2]	50,190	1,353,322
PepsiCo, Inc.[1]	8,360	856,733

		3,132,288

Household Products - 1.1%
The Procter & Gamble Co.	11,100	913,641

Tobacco - 1.8%
Philip Morris International, Inc.[1]	14,480	1,420,633

Total Consumer Staples		5,466,562

Energy - 12.0%
Oil, Gas & Consumable Fuels - 12.0%
BP plc - ADR (United Kingdom)[1]	48,930	1,476,707
California Resources Corp.	1	1
Chevron Corp.[1]	16,860	1,608,444
ConocoPhillips	23,000	926,210
Exxon Mobil Corp.[1]	30,850	2,578,752
Hess Corp.	17,720	932,958
Occidental Petroleum Corp.	16,950	1,159,888
TOTAL S.A. (France)[2]	18,050	821,301

Total Energy		9,504,261

Financials - 21.9%
Banks - 8.3%
Bank of America Corp.	52,580	710,882
Citigroup, Inc.[1]	35,220	1,470,435
JPMorgan Chase & Co.[1]	25,590	1,515,440
KeyCorp.[1]	30,700	338,928
The PNC Financial Services Group, Inc.	4,200	355,194
U.S. Bancorp	18,350	744,827

1

Investment Portfolio - March 31, 2016

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co.	29,450	$1,424,202

		6,559,908

Capital Markets - 2.2%
American Capital Ltd.*	20,980	319,735
Apollo Investment Corp.	40,390	224,165
Ares Capital Corp.	17,580	260,887
Fifth Street Finance Corp.	43,240	217,065
Medley Capital Corp.	31,730	209,418
PennantPark Investment Corp.	31,590	191,435
Prospect Capital Corp.	39,135	284,511

		1,707,216

Insurance - 1.9%
Admiral Group plc (United Kingdom)[2]	13,760	390,936
Principal Financial Group, Inc.	28,590	1,127,875

		1,518,811

Real Estate Investment Trusts (REITS) - 9.5%
Agree Realty Corp.	10,300	396,241
CatchMark Timber Trust, Inc. - Class A	75,720	820,048
Community Healthcare Trust, Inc.	19,550	361,480
Crown Castle International Corp.	9,130	789,745
Lamar Advertising Co. - Class A	12,360	760,140
Outfront Media, Inc.	55,634	1,173,877
Retail Opportunity Investments Corp.	22,970	462,156
STORE Capital Corp.	15,200	393,376
Weyerhaeuser Co.	76,640	2,374,307

		7,531,370

Total Financials		17,317,305

Health Care - 6.9%
Pharmaceuticals - 6.9%
Eli Lilly & Co.[1]	10,200	734,502
Johnson & Johnson	18,120	1,960,584
Merck & Co., Inc.	19,300	1,021,163
Roche Holding AG (Switzerland)[2]	3,760	923,231
Sanofi (France)[2]	10,580	850,590

Total Health Care		5,490,070

Industrials - 13.9%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	11,560	1,295,298

2

Investment Portfolio - March 31, 2016

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	10,290	$1,085,286

Commercial Services & Supplies - 1.7%
Waste Management, Inc.	23,340	1,377,060

Industrial Conglomerates - 3.5%
3M Co.	5,880	979,784
General Electric Co.	56,420	1,793,592

		2,773,376

Machinery - 2.1%
Flowserve Corp.	17,920	795,827
Mueller Water Products, Inc. - Class A	32,850	324,558
Pentair plc (United Kingdom)	10,600	575,156

		1,695,541

Professional Services - 1.3%
Nielsen Holdings plc	19,080	1,004,753

Road & Rail - 2.3%
Kansas City Southern[1]	14,720	1,257,824
Union Pacific Corp.[1]	6,830	543,326

		1,801,150

Total Industrials		11,032,464

Information Technology - 11.8%
Communications Equipment - 0.8%
Cisco Systems, Inc.	23,250	661,928

IT Services - 2.5%
Broadridge Financial Solutions, Inc.	19,040	1,129,262
Xerox Corp.[1]	74,860	835,438

		1,964,700

Semiconductors & Semiconductor Equipment - 2.2%
QUALCOMM, Inc.	33,820	1,729,555

Software - 3.0%
Microsoft Corp.	43,470	2,400,848

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.[1]	14,910	1,625,041
EMC Corp.	36,150	963,398

		2,588,439

Total Information Technology		9,345,470

Materials - 11.7%
Chemicals - 6.6%
Ashland, Inc.	16,620	1,827,535

3

Investment Portfolio - March 31, 2016

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
The Dow Chemical Co.[1]	35,260	$1,793,324
E.I. du Pont de Nemours & Co.	11,770	745,276
RPM International, Inc.	18,090	856,200

		5,222,335

Containers & Packaging - 5.1%
Avery Dennison Corp.	12,120	873,973
Bemis Co., Inc.[1]	16,090	833,140
Graphic Packaging Holding Co.	101,290	1,301,576
Sonoco Products Co.	21,930	1,065,140

		4,073,829

Total Materials		9,296,164

Utilities - 2.3%
Electric Utilities - 1.4%
Eversource Energy	11,050	644,657
Exelon Corp.[1]	11,800	423,148

		1,067,805

Multi-Utilities - 0.9%
CMS Energy Corp.[1]	16,780	712,143

Total Utilities		1,779,948

TOTAL COMMON STOCKS (Identified Cost $74,266,164)		74,948,312

MUTUAL FUNDS - 4.8%
Adams Natural Resources Fund, Inc.	20,950	376,891
The Gabelli Dividend & Income Trust	21,140	390,667
Schwab U.S. Dividend Equity ETF	26,150	1,048,354
Tri-Continental Corp.	45,920	916,563
Vanguard Dividend Appreciation ETF	12,980	1,054,625

TOTAL MUTUAL FUNDS (Identified Cost $3,742,483)		3,787,100

4

Investment Portfolio - March 31, 2016

(unaudited)

EQUITY INCOME SERIES	SHARES/ CONTRACTS	VALUE

SHORT-TERM INVESTMENT - 0.8%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.30% (Identified Cost $666,529)	666,529	$666,529

TOTAL INVESTMENTS - 100.2% (Identified Cost $78,675,176)		79,401,941
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(165,053)

NET ASSETS - 100%		$79,236,888

CALL OPTIONS WRITTEN - 0.0%#
ConocoPhillips, Strike $46, Expiring April 15, 2016	80	$(640)
Hess Corp., Strike $55, Expiring April 15, 2016	60	(4,380)
Kansas City Southern, Strike $95, Expiring April 15, 2016	50	(500)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $6,097)		$(5,520)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

#Less than 0.1%.

1A portion of this security is deposited with the broker as collateral for options contracts written. As of March 31, 2016, the total value of such securities was $7,261,218.

2A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

3Rate shown is the current yield as of March 31, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$80,105,556
Unrealized appreciation	3,690,668
Unrealized depreciation	(4,394,283)

Net unrealized depreciation	$(703,615)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate

5

Investment Portfolio - March 31, 2016

(unaudited)

that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,716,068	$5,716,068	$—	$—
Consumer Staples	5,466,562	4,113,240	1,353,322	—
Energy	9,504,261	8,682,960	821,301	—
Financials	17,317,305	16,926,369	390,936	—
Health Care	5,490,070	3,716,249	1,773,821	—
Industrials	11,032,464	11,032,464	—	—
Information Technology	9,345,470	9,345,470	—	—
Materials	9,296,164	9,296,164	—	—
Utilities	1,779,948	1,779,948	—	—
Mutual funds	4,453,629	4,453,629	—	—

Total assets	79,401,941	75,062,561	4,339,380	—

Liabilities:
Other financial instruments*:
Equity contracts	(5,520)	(5,520)	—	—

Total liabilities	(5,520)	(5,520)	—	—

Total	$79,396,421	$75,057,041	$4,339,380	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or March 31, 2016.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

ITEM 2: CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ James Mikolaichik
James Mikolaichik
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 5/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James Mikolaichik
James Mikolaichik
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 5/23/16

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: 5/23/16